AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 22, 2003
-------------------------------------------------------------------------------

                                                           FILE NOS. 333-25045
                                                                     811-08175



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 9 /X/

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 2 /X/


               GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                              (Exact Name of Trust)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
                                 1-847-402-2400
    (TELEPHONE NUMBER AND ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            MICHAEL J. VELOTTA, ESQ.
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                              NORTHBROOK, IL 60062
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                        JOHN BUCHANAN, ESQUIRE
FOLEY & LARDNER                                 GLENBROOK LIFE AND ANNUITY
3000 K STREET, N.W.                             3100 SANDERS ROAD
SUITE 500                                       NORTHBROOK, IL 60062
WASHINGTON, D.C. 20007-5109

           Approximate date of proposed public offering: continuous.

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on date pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ /This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24 of the Investment Company Act of 1940.

Securities being offered - interests in modified single premium variable life insurance contracts.

AIM LIFETIME PLUS/SM/ VARIABLE LIFE INSURANCE

GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE (800) 822-8773                          PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
This prospectus describes the AIM LIFETIME PLUS/SM/ VARIABLE LIFE INSURANCE CONTRACT, a modified single premium variable life insurance contract (the "CONTRACT") offered by Glenbrook Life and Annuity Company ("WE," "US," or the "COMPANY") for prospective insured persons ages 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

The minimum initial premium payment that the Company will accept is $10,000. Premiums are allocated to Glenbrook Life AIM Variable Life Separate Account A (the "VARIABLE ACCOUNT"). The Variable Account invests in shares of the Funds of the AIM Variable Insurance Funds (the "TRUST"). The Trust currently has eighteen Funds (the "FUNDS") available for investment by the Variable Account. Not all of the Funds may be available for investment under your Contract. You should check with your representative for further information on the availability of the Funds.

There is no guaranteed minimum account value ("Account Value") for a Contract. Your in the Contract will vary up or down to reflect the investment experience of the Funds underlying the sub-accounts of the Variable Account (the "VARIABLE SUB-ACCOUNTS") to which you have allocated premiums. You bear the entire investment risk for all amounts so allocated. The Contract continues in effect so long as the cash surrender value ("Cash Surrender Value") is sufficient to pay the monthly charges under the Contract (the "MONTHLY DEDUCTION AMOUNT"). The Contract provides for an Initial Death Benefit shown on the Contract Data page. It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                    NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                    FEDERAL CRIME.
    IMPORTANT
                    THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
     NOTICES        THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                    INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                    BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT
                    FDIC INSURED.





                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Glossary                        3
--------------------------------------------------------------------------------
  Summary                         5
--------------------------------------------------------------------------------
  Fee Table                       7
--------------------------------------------------------------------------------
BUYING A CONTRACT                 9
--------------------------------------------------------------------------------
  Application                     9
--------------------------------------------------------------------------------
  Premiums                        9
--------------------------------------------------------------------------------
  Allocation of Premiums         10
--------------------------------------------------------------------------------
INVESTMENT CHOICES               11
--------------------------------------------------------------------------------
  Funds                          11
--------------------------------------------------------------------------------
  Transfer of Account Value      12
--------------------------------------------------------------------------------
  Trading Limitations            13
--------------------------------------------------------------------------------
  Dollar Cost Averaging          13
--------------------------------------------------------------------------------
  Automatic Fund Rebalancing     13
--------------------------------------------------------------------------------
  Voting Rights                  13
--------------------------------------------------------------------------------
ACCOUNT VALUE                    14
--------------------------------------------------------------------------------
  Accumulation Units             14
--------------------------------------------------------------------------------
  Accumulation Unit Values       14
--------------------------------------------------------------------------------
  Account Statements             15
--------------------------------------------------------------------------------
DEDUCTIONS AND CHARGES           15
--------------------------------------------------------------------------------
  Monthly Deductions             15
--------------------------------------------------------------------------------
     Cost of Insurance Charge    15
--------------------------------------------------------------------------------
     Tax Expense Charge          16
--------------------------------------------------------------------------------
     Administrative Expense
                Charge           16
--------------------------------------------------------------------------------
  Other Deductions               16
--------------------------------------------------------------------------------
     Mortality and Expense
                Risk Charge      16
--------------------------------------------------------------------------------
     Annual Maintenance Fee      16
--------------------------------------------------------------------------------
     Taxes Charged Against the
                Variable Account 16
--------------------------------------------------------------------------------
     Charges Against the Funds   16
--------------------------------------------------------------------------------
     Withdrawal Charge           16
--------------------------------------------------------------------------------
  Confinement Waiver Benefit     17
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Due and Unpaid Premium
                Tax Charge       17
--------------------------------------------------------------------------------
DEATH BENEFITS                   18
--------------------------------------------------------------------------------
  Accelerated Death Benefit      18
--------------------------------------------------------------------------------
  Changes to Specified Amount    18
--------------------------------------------------------------------------------
  Beneficiary                    18
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY             19
--------------------------------------------------------------------------------
  Contract Loans                 19
--------------------------------------------------------------------------------
  Amount Payable on Surrender
                of the Contract  19
--------------------------------------------------------------------------------
  Partial Withdrawals            20
--------------------------------------------------------------------------------
  Payment Options                20
--------------------------------------------------------------------------------
  Suspension of Payments         21
--------------------------------------------------------------------------------
CONTRACT TERMS                   21
--------------------------------------------------------------------------------
  Changes to Contract Terms      21
--------------------------------------------------------------------------------
  State Exceptions               21
--------------------------------------------------------------------------------
  Change of Owner or Beneficiary 21
--------------------------------------------------------------------------------
  Assignment                     21
--------------------------------------------------------------------------------
  Last Survivor Contracts        21
--------------------------------------------------------------------------------
  Limit on Right to Contest      21
--------------------------------------------------------------------------------
  Misstatement as to Age and Sex 21
--------------------------------------------------------------------------------
  Dividends                      21
--------------------------------------------------------------------------------
  Lapse and Reinstatement        22
--------------------------------------------------------------------------------
  Cancellation and Exchange
                Rights           22
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS              23
--------------------------------------------------------------------------------
OTHER INFORMATION                25
--------------------------------------------------------------------------------
  The Company                    25
--------------------------------------------------------------------------------
  The Variable Account           25
--------------------------------------------------------------------------------
  Performance Information        25
--------------------------------------------------------------------------------
  Legal Proceedings              26
--------------------------------------------------------------------------------
  Legal Matters                  26
--------------------------------------------------------------------------------
  Financial Statements           26
--------------------------------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION 27
--------------------------------------------------------------------------------















                                 2  PROSPECTUS

GLOSSARY
--------------------------------------------------------------------------------

As used in this prospectus, the following terms have the indicated meanings

ACCOUNT VALUE:                                           The aggregate value under a Contract of the
                                                         Variable Sub-Accounts and the Loan Account.
------------------------------------------------------------------------------------------------------------
 ACCUMULATION UNIT:                                      An accounting unit of measure used to calculate the
                                                         value of a Variable Sub-Account.
------------------------------------------------------------------------------------------------------------
AGE:                                                     The Insured's age at the Insured's last birthday.
------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE:                                    The Cash Value less all Indebtedness and the Annual
                                                         Maintenance Fee, if applicable.
------------------------------------------------------------------------------------------------------------
CASH VALUE:                                              The Account Value less any: (1) applicable
                                                         withdrawal charges, and (2) due and unpaid Premium
                                                         Tax Charges.
------------------------------------------------------------------------------------------------------------
CODE OR INTERNAL REVENUE CODE:                           The Internal Revenue Code of 1986, as amended.
------------------------------------------------------------------------------------------------------------
CONTRACT ANNIVERSARY:                                    The same day and month as the Contract Date for
                                                         each subsequent year the Contract remains in force.
------------------------------------------------------------------------------------------------------------
CONTRACT DATE:                                           The date on or as of which coverage under a
                                                         Contract becomes effective and the date from which
                                                         Contract Anniversaries, Contract Years and Contract
                                                         months are determined.
------------------------------------------------------------------------------------------------------------
CONTRACT OWNER:                                          The person having rights to benefits under the
                                                         Contract during the lifetime of the Insured; the
                                                         Contract Owner may or may not be the Insured.
------------------------------------------------------------------------------------------------------------
CONTRACT YEARS:                                          Annual periods computed from the Contract Date.
------------------------------------------------------------------------------------------------------------
DEATH BENEFIT:                                           The greater of: (1) the Specified Amount, or (2)
                                                         the Account Value on the date of death multiplied
                                                         by the death benefit ratio as specified in the
                                                         Contract.
------------------------------------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT:                                  The amount of a surrender or partial withdrawal
                                                         that is not subject to a Withdrawal Charge. This
                                                         amount in any Contract Year is 10% of total
                                                         premiums paid.
------------------------------------------------------------------------------------------------------------
FUNDS:                                                   The registered management investment companies in
                                                         which assets of the Variable Account may be
                                                         invested.
------------------------------------------------------------------------------------------------------------
INDEBTEDNESS:                                            All Contract loans, if any, and accrued loan
                                                         interest.
------------------------------------------------------------------------------------------------------------
INITIAL DEATH BENEFIT:                                   The Initial Death Benefit under a Contract is shown
                                                         on the Contract Data page.
------------------------------------------------------------------------------------------------------------
INSURED:                                                 The person whose life is insured under a Contract.
------------------------------------------------------------------------------------------------------------
LOAN ACCOUNT:                                            An account in the Company's General Account,
                                                         established for any amounts transferred from the
                                                         Variable Sub-Accounts for requested loans. The Loan
                                                         Account credits a fixed rate of interest that is
                                                         not based on and is different from the investment
                                                         experience of the Variable Account.
------------------------------------------------------------------------------------------------------------
MONTHLY ACTIVITY DATE:                                   The day of each month on which the Monthly
                                                         Deduction Amount is deducted from the Account Value
                                                         of the Contract. Monthly Activity Dates occur on
                                                         the same day of the month as the Contract Date. If
                                                         there is no date equal to the Monthly Activity Date
                                                         in a particular month, the Monthly Activity Date
                                                         will be the last day of that month.
------------------------------------------------------------------------------------------------------------
MONTHLY DEDUCTION AMOUNT:                                A deduction on each Monthly Activity Date for the
                                                         cost of insurance charge, the tax expense charge
                                                         and the administrative expense charge.
------------------------------------------------------------------------------------------------------------
SPECIFIED AMOUNT:                                        The minimum death benefit under a Contract, equal
                                                         to the Initial Death Benefit on the Contract Date.
                                                         Thereafter it may change in accordance with the
                                                         terms of the partial withdrawal and the subsequent
                                                         premium provisions of the Contract. A withdrawal
                                                         reduces the Specified Amount in the same proportion
                                                         that the withdrawal reduces Account Value. A
                                                         subsequent premium payment increases the Specified
                                                         Amount only to the extent necessary for the
                                                         Contract to remain within the definition of a life
                                                         insurance contract under the Internal Revenue Code.
------------------------------------------------------------------------------------------------------------
VALUATION DATE:                                          Every day the New York Stock Exchange is open for
                                                         trading. The value of the Variable Account is
                                                         determined at the close of regular trading on the
                                                         New York Stock Exchange (currently 4:00 p.m.
                                                         Eastern Time) on each Valuation Day.
------------------------------------------------------------------------------------------------------------
VALUATION PERIOD:                                        The period between the close of regular trading on
                                                         the New York Stock Exchange on successive Valuation
                                                         Dates.
------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT:                                        Glenbrook Life AIM Variable Life Separate Account
                                                         A, an account established by the Company to
                                                         separate the assets funding the Contracts from
                                                         other assets of the Company.
------------------------------------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT:                                    The subdivisions of the Variable Account used to
                                                         allocate a Contract Owner's Account Value, less
                                                         Indebtedness, among the Funds of the Trust.
------------------------------------------------------------------------------------------------------------




                                 3  PROSPECTUS

The following highlights certain features of the Contract. Please read the remainder of this prospectus for more information.


THE CONTRACT
The Contract is a life insurance contract with death benefits, cash values, and other traditional life insurance features. Because the Contract provides for an accumulation of Cash Value as well as a Death Benefit, described below, you can use the Contract for various individual and business financial planning purposes.

The Contract is "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the Funds of the Trust to which you have allocated premiums. Similarly, the Death Benefit may increase or decrease under some circumstances. However, so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if you make no


                                 4  PROSPECTUS
withdrawals or loans. We credit each Contract with units ("Accumulation Units") to calculate Account Values. You may transfer the Account Value among the Variable Sub-Accounts.

 We issue the Contract on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page 21. In some states, the Contracts may be issued in the form of a group Contract. In those states, we will issue a certificate evidencing your rights under the group Contract. The terms "Contract" and "Contract Owner", as used in this prospectus, refer to and include such a certificate and certificate owner, respectively.


INVESTMENT CHOICES
The Contract currently offers 18 Variable Sub-Accounts to which you may allocate your premiums. Each Variable Sub-Account invests in shares of a corresponding Fund of the Trust. Please refer to the Fund prospectus for more information about the Funds. We have briefly summarized the investment objectives of the Funds below under "Investment Choices," page 11.


PREMIUMS
The Contract requires the Contract Owner to pay an initial premium of at least $10,000. You may make additional premium payments of at least $500 once in each Contract year, subject to certain additional conditions (see "The
Contract-Premiums" at page 5).

We reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in Specified Amount. We also reserve the right to reject an additional premium payment for any reason. Additional premium payments may require an increase in the Specified Amount in order for the Contract to meet the definition of a life insurance contract under the Internal Revenue Code. Additional premiums may also be paid at any time and in any amount necessary to avoid termination of the Contract.


DEATH BENEFIT
The Contract provides for an Initial Death Benefit shown on the Contract data page. The death benefit ("Death Benefit") payable under the Contract may be greater than the Initial Death Benefit. However, so long as the Contract continues in effect and if no withdrawals or loans are made, the Death Benefit will never be less than the Initial Death Benefit. At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and certain due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit, which is determined at the date of the Insured's death is the greater of (1) the Specified Amount, which is the then current value of the guaranteed death benefit under the Contract, or (2) the Account Value multiplied by the death benefit ratio set forth in the Contract. See "Death Benefits," page 18.


ACCOUNT VALUE
The Account Value of the Contract will increase or decrease to reflect (1) the investment experience of the Funds underlying the Variable Sub-Accounts to which you have allocated Account Value; (2) interest credited to the Loan Account; and
(3) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the annual maintenance fee. There is no minimum guaranteed Account Value. You bear the risk of investment in the Variable Sub-Accounts. See "Account Value," pages 14-15.


CONTRACT LOANS
You may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by your Contract. The maximum amount available for such loans is 90% of the Contract's Cash Value, less the sum of: the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary), plus any annual maintenance fee due on or before the next Contract Anniversary, plus any due and unpaid Monthly Deduction Amounts. See "Access to Your Money-Contract Loans," page 19. Amounts received as a loan are subject to current taxation to the extent of accumulated earnings in the Contract and may be subject to a 10% penalty tax. See "Federal Tax Matters," page 23.


WITHDRAWALS
You may make partial withdrawals from your Contract. See "Access to Your Money--Partial Withdrawals," on page 20. Withdrawals may be subject to a withdrawal charge and unpaid premium tax charge. Partial withdrawals may reduce your Death Benefit. Earnings withdrawn will be subject to current taxation and may be subject to a 10% penalty tax.


LAPSE
Your Contract may terminate if its Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. We will give you written notice of the circumstance and 61 day grace period during which additional amounts may be paid to continue the Contract. See "Access to Your Money-Contract Loans," page 19 and "Lapse and Reinstatement," page 22.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited period of time in which you may return your Contract for cancellation after you purchase it. We call this period of time the "cancellation period." The cancellation period (which varies by state) is specified in your Contract. If you choose to exercise this right, we may require that you return your Contract to us within the cancellation period following delivery of the Contract to you. We will then return to you, within 7 days thereafter, any premiums paid for the Contract adjusted, if applicable law permits, to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. In those states where We are required to return the


                                 5  PROSPECTUS
premiums paid without such adjustment we reserve the right, if state law so permits, to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account of the Variable Account.

In addition, once the Contract is in effect, you may be able to exchange it during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make available such a contract that is offered by us or any Company affiliated with us without evidence of insurability. See "Cancellation and Exchange Rights," page 22.


TAX CONSEQUENCES
Current federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of gain in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% federal tax penalty. See "Federal Tax Matters," page 23.


CERTAIN RISKS OF INVESTING IN THE CONTRACT
Purchasing the Contract entails certain risks. For example, the Account Value of your Contract will rise or fall depending on the investment performance of the Variable Sub-Accounts (and their corresponding Funds) that you have selected. If the investment performance of Variable Sub-Accounts is poorer than expected or if sufficient premiums are not paid, the Contract may lapse, that is, terminate without value. Even if it does not lapse, it may not accumulate sufficient Account Value to fund the purpose for which you purchased the Contract.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Variable Sub-Account investment performance and the amount of a withdrawal or Contract loan, the withdrawal (and the charges imposed thereon) or loan may cause a Contract to lapse. Withdrawals and Contract loans may have tax consequences. See "Contract Loans" and "Partial Withdrawals" under "Access to Your Money" on page 19.

Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a particular purpose you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. The Contract is not suitable as a short-term savings vehicle. Using a Contract for a particular purpose may have tax consequences. (See "Federal Tax Matters," page 23.)

Please refer to the Trust prospectus for a comprehensive discussion of the risks of each Fund.










                                 6  PROSPECTUS

FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, making a withdrawal, or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Account Value among the Variable Sub-Accounts.

                            Transaction Expenses
-------------------------------------------------------------------------------
        CHARGE             WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
-------------------------------------------------------------------------------
Withdrawal Charge (% of    Upon each withdrawal or          Maximum 7.75%*
initial withdrawal)               surrender
-------------------------------------------------------------------------------
Due and Unpaid Premium
Tax Charge (% of           Upon each withdrawal or
initial premium                   surrender                Maximum 2.25%**
withdrawn)
-------------------------------------------------------------------------------
Transfer Charges              Upon each transfer              $10.00***
-------------------------------------------------------------------------------
Accelerated Death
Benefit Administrative     Upon payment of benefit      Maximum of $250.00****
Fee
-------------------------------------------------------------------------------


* Declines to 0.0% after 9 Contract Years. The applicable withdrawal charge depends on the Contract Year in which the withdrawal is made. See "Withdrawal
    Charge," for more details. Each Contract Year, you may withdraw up to 10% of the total amount of your premiums paid as of the date of withdrawal without incurring a Withdrawal Charge.

**  Declines to 0.0% after 9 Contract Years. See "Due and Unpaid Premium Tax
    Charge" for more details. The applicable due and unpaid premium tax charge depends on the Contract Year in which the withdrawal is made. Each Contract
    Year, you may withdraw up to 15% of the total amount of your premiums paid as of the date of withdrawal without incurring a Due and Unpaid Premium Tax
    Charge.

*** Applies solely to the thirteenth and subsequent transfers within a Contract
    Year excluding transfers due to dollar cost averaging or automatic fund rebalancing. Currently, we are waiving the transfer fee.

****Actual amount of benefit payment will be the amount you requested, reduced by the sum of (1) a 12-month interest discount to reflect the early payment;
    (2) the administrative fee; and (3) a pro-rata amount of any outstanding contract loan amount, and accrued loan interest.

The next table describes the fees and expenses that you will pay periodically during the time you own the Policy, not including Portfolio fees and expenses.

                    PERIODIC CHARGES, OTHER THAN PORTFOLIO ANNUAL EXPENSES
------------------------------------------------------------------------------------------------
        CHARGE              WHEN CHARGE IS          CURRENT AMOUNT      MAXIMUM AMOUNT DEDUCTED
                               DEDUCTED         DEDUCTED (ANNUAL RATE)
------------------------------------------------------------------------------------------------
Mortality and Expense                           0.90% of average
Risk Charge                     Daily           daily net assets         Same as current.
------------------------------------------------------------------------------------------------
                                                0.25% of Account Value
Administrative Expense                          on the Monthly
Charge                         Monthly          Activity Date            Same as current.
------------------------------------------------------------------------------------------------
                                                0.40% of Account Value
                          Monthly (Contract     on the Monthly Activity
Tax Expense Charge        Years 1 -10 only)     Date                    Same as current.
------------------------------------------------------------------------------------------------
                                                1.00% of Account Value
Cost of Insurance(1)                            on the Monthly Activity
                                                Date(3)

                                                                        Ranges from $0.11 to
Special* -  Single             Monthly          0.90% of Account        $82.92 per $1,000 of net
Life Contract(2)                                Value on the Monthly    amount at risk(4,5)
                                                Activity Date(3)
------------------------------------------------------------------------------------------------
                                                1.00% of Account Value
                                                on the Monthly Activity
Representative Owner                            Date(3)
Age 53
                               Monthly          0.90% of Account         $1.52
Special* - Single Life                          Value on the Monthly     per $1,000 of net amount
Contract                                        Activity  Date(3)        at risk(4)

------------------------------------------------------------------------------------------------
Contract Maintenance        Each Contract       $30(6)                   Same as current.
Fee                          Anniversary
------------------------------------------------------------------------------------------------
Policy Loan Interest           Annually         8.00%                    8.00%
------------------------------------------------------------------------------------------------




                                 7  PROSPECTUS

*   In some states, this underwriting classification is called "Rated."

(1)Cost of insurance charges vary based on the Insured's age, sex, underwriting class, Contract Year net amount at risk,and face amount. The maximum cost of insurance varies based on the Insured age, sex and underwriting class. Thecost of insurance charges shown in the table may not be typical of the charges you will pay. Your Contract data page will indicate the guaranteed cost of insurance charge applicable to your Contract, and more detailed informationconcerning your cost of insurance charges is available on request by calling us at 1-800-822-8773.

(2)The Cost of Insurance Charge on the table assumes a special rating class single-life Contract. Contracts with the standard rating class and/or joint-life Contracts would have lower expenses as follows:


        CHARGE              WHEN CHARGE IS          CURRENT AMOUNT          MAXIMUM AMOUNT
                               DEDUCTED            DEDUCTED (ANNUAL     DEDUCTED ANNUALLY (PER  MAXIMUM AMOUNT DEDUCTED
                                                   RATE)(AS A % OF       $1,000 OF NET AMOUNT         ANNUALLY FOR
                                                 ACCOUNT VALUE ON THE       AT RISK)(2B)        REPRESENTATIVE OWNER
                                                   MONTHLY ACTIVITY                                (PER $1,000 OF NET
                                                     DATE(2A))                                 AMOUNT AT RISK)(2B)

------------------------------------------------------------------------------------------------------------------------
Standard - Single Life                          Contract Years 1-10: 0.65%  Ranges from $0.06 to    $$0.76 for male, age 53
 Contract                                       Contract Years  11+: 0.55%  $82.50(2c)



------------------------                        ------------------------------------------------------------------------
Standard - Joint Life                           Contract Years 1-10: 0.30%   Ranges from $0.000145  $0.06 for attained joint
 Contract                                       Contract Years  11+: 0.20%   to $79.17(d)           equal age 53
                              Monthly



------------------------                        ------------------------------------------------------------------------
Special* - Joint Life                           Contract Years 1-10:  0.65%  Ranges from $0.00061    $0.11 for attained joint
 Contract                                       Contract Years  11+:  0.55%  to $82.50 (2)           equal age 53
------------------------------------------------------------------------------------------------------------------------



   *   In some states, this underwriting classification is called "Rated."

   (2a)The current cost of insurance charge under the Contracts will never exceed the guaranteed maximum cost of insurance charge shown in your Contract.

   (2b)The net amount at risk is equal to the death benefit on the Monthly Activity Date minus the Account Value on that same date prior to assessing the Monthly Deduction Amount.

   (2c)Charge of $0.06 assumes a female insured age 10. Charge of $82.50 assumes a male insured age 99 or higher.

   (2d)Charge of $0.000145 assumes
       an attained joint equal age 18. Charge of $79.16 assumes an attained joint equal age 99 or higher.

   (2e)Charge of $0.00061 assumes an attained joint equal age 18. Charge of $79.58 assumes an attained joint equal attained age 99 or higher.

(3)The current cost of insurance charge under the Contracts will never exceed the guaranteed maximum cost of insurance charge shown in your Contract.

(4)The net amount at risk is equal to the death benefit on the Monthly Activity Date minus the Account Value on that same date prior to assessing the Monthly Deduction Amount.

(6)Charge of $0.11 assumes a female insured age 10. Charge of $82.92 assumes a male insured age 99 or higher.

(7)We will waive this charge if total premiums paid to date are $50,000 or more.

We assess a tax expense charge as described above. However, we do not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, although we may do so in the future. See "Deductions and Charges - Other Deductions - Taxes Charged Against the Variable Account," page 16.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Funds may have agreed to waive their fees and/or reimburse Fund expenses in order to keep the Funds' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund's fees and expenses appears in the prospectus for each Fund.


        ANNUAL FUND EXPENSES

-------------------------------------------------------------------------------
                                            Minimum              Maximum
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses*
(expenses that are deducted from Fund
assets, including management fees,
distribution and/or service 12b-1            0.67%                 1.71%
fees, and other expenses)
-------------------------------------------------------------------------------

   * Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2002.




                                 8  PROSPECTUS

BUYING A CONTRACT
-------------------------------------------------------------------------------
APPLICATION
To purchase a Contract, you must submit an application to Us. We will issue a Contract only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules, and we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium to the applicant. You must submit your application and obtain our approval before you pay your initial premium. The Contract Date also determines Monthly Activity Dates, Contract months, and Contract Years.

Once we have received the initial premium and approved the underwriting, we will issue the Contract on the date we have received the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date the Company receives the initial premium, coverage under a Contract may begin before the Contract is actually issued (unless we receive the premium under a "conditional receipt," as discussed in the following paragraph). If the initial premium is over the limits we establish from time to time (currently $2,000,000), we will not accept the initial payment with the application without prior approval. In other cases, where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.


PREMIUMS
The Contract is designed to require a substantial initial premium payment and, subject to the conditions described below, additional premium payments.

The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under our current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and anticipated initial premium payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the Insured according to the following table:


        SIMPLIFIED UNDERWRITING
           Issue Age              Maximum initial Premium*
-----------------------------------------------------------
              0-34               Not available
-----------------------------------------------------------
             35-44               $ 15,000
-----------------------------------------------------------
             45-54               $ 30,000

-----------------------------------------------------------
             55-64               $ 50,000
-----------------------------------------------------------
             65-80               $100,000
-----------------------------------------------------------
          Over age 80            Not available
-----------------------------------------------------------


*These limits may vary by state.

Additional premium payments may be made at any time, subject to the following conditions:

.. only one additional premium payment may be made in any Contract Year;

.. each additional premium payment must be at least $500;

.. the attained age of the Insured must be less than 86 at the time that we receive any additional premium payments; and

.. absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of (1) $5,000, or
  (2) a percentage of initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-90).

We reserve the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified Amount. We also reserve the right to reject any additional premium payment for any reason.

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under Section 7702 of the Code.

Unless you request otherwise in writing, we will apply any additional premium payment received while a Contract loan is outstanding: first, as a repayment of Indebtedness, and second, as an additional premium payment, subject to the conditions described above. You may pay additional premiums at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.


ALLOCATION OF PREMIUMS
Upon completion of underwriting, We will either issue a Contract, or deny coverage and return all premiums. If we issue a Contract, we will allocate the initial premium payment on the date the Contract is issued according to the initial premium allocation instructions you specified in your application. Your premium payments are allocated to the Sub-Account(s) in the proportions that you have selected. We do not accept premium payments prior to the completion of underwriting. We reserve the right to allocate the initial premium to the Money Market Variable Sub-Account during the cancellation period in


                                 9  PROSPECTUS
those states where state law requires premiums to be returned upon exercise of the cancellation right.

We will allocate any subsequent premium that we receive in the same manner as the initial premium, unless we have received different allocation instructions from the Contract owner. You may change your premium allocation upon written request to us at the address on the first page of this prospectus.




                                 10  PROSPECTUS

INVESTMENT CHOICES
--------------------------------------------------------------------------------
You may allocate your premium payments to up to 18 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund, listed below. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below. For more complete information about each Fund, including investment objectives, policies, expenses, charges and risks associated with the Fund, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts. You may obtain Fund prospectuses by calling us at 1-800-822-8773.


SERIES I SHARES:        FUND OBJECTIVE:
-------------------------------------------------------------------------------
AIM V.I. Aggressive     Long-term growth of capital.
 Growth Fund
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund  As high a total return as possible, consistent with preservation of capital.
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital.
 Fund
-------------------------------------------------------------------------------
AIM V.I. Blue Chip      Long-term growth of capital with a secondary objective
 Fund                    of current income.
-------------------------------------------------------------------------------
AIM V.I. Capital        Growth of capital.
 Appreciation Fund
-------------------------------------------------------------------------------
AIM V.I. Capital        Long-term growth of capital.
 Development Fund
-------------------------------------------------------------------------------
AIM V.I. Core Equity     Growth of capital.
 Fund
-------------------------------------------------------------------------------
AIM V.I. Dent           Long-term growth of capital.
 Demographic Trends
 Fund
-------------------------------------------------------------------------------
AIM V.I. Diversified    High level of current income.
 Income Fund
-------------------------------------------------------------------------------
AIM V.I. Global         High total return.
 Utilities Fund
-------------------------------------------------------------------------------
AIM V.I. Government     High level of current income consistent with
 Securities Fund         reasonable concern for safety of principal.
-------------------------------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital.
-------------------------------------------------------------------------------
AIM V.I. High Yield     High level of current income.
 Fund
-------------------------------------------------------------------------------
AIM V.I. International  Long-term growth of capital.
 Growth Fund
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core   Long term -growth of capital.
 Equity
-------------------------------------------------------------------------------
AIM V.I. Money Market   High a level of current income as is consistent with
 Fund                    the preservation of capital and liquidity.
-------------------------------------------------------------------------------
AIM V.I. New            Long-term growth of capital.
 Technology Fund
-------------------------------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital and income as a secondary
 Equity Fund             objective.
-------------------------------------------------------------------------------

                          AIM VARIABLE INSURANCE FUNDS

A Funds investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUNDS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE FUNDS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

FUNDS MAY NOT BE MANAGED BY THE SAME FUND MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE FUNDS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A FUND CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.


                                 11  PROSPECTUS

INVESTMENT ADVISOR FOR THE FUNDS
A I M Advisors, Inc. ("AIM") serves as the investment advisor to each Fund. AIM was organized in 1976, and together with its domestic subsidiaries, manages or advises over 150 investment company Funds (including the Funds) encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group, Inc. ("AIM Management"). AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund business in the United States, Europe, and the Pacific Region.

Certain of the Funds may sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The boards of directors or trustees of these Funds monitor for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Fund's board of directors or trustees may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

We reinvest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Fund in additional shares of that Fund at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of Allstate. Allstate will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions and will redeem shares in the Fund to meet Contract obligations or make adjustments in reserves, if any.

We reserve the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of a Fund should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of a Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners. We will also obtain prior approval of the Securities and Exchange Commission to the extent required by the 1940 Act. We reserve the right to establish additional Variable Sub-Accounts of the Variable Account, each of which would invest in shares of another Fund or Fund. Subject to Contract Owner approval, we also reserve the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as an investment management company under the 1940 Act.

The Funds may be subject to certain investment restrictions and policies which may not be changed without the approval of the majority of the shareholders of the Fund. See the prospectus for the Funds for further information.


TRANSFER OF ACCOUNT VALUE
While the Contract remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum dollar amount that you may transfer is shown on the Contract data page (currently there is no minimum) or the total amount in the Variable Sub-Account, whichever is less.

On days when the New York Stock Exchange ("NYSE") is open for trading, we will accept transfer requests if we receive them at (800) 822-8773 before the close of regular trading (currently 4:00 p.m., Eastern Time). We effect such telephone transfer requests at the next computed value. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the NYSE.

Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests they reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. The procedures we follow for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded.


                                 12  PROSPECTUS

Otherwise, you must submit transfer requests in writing, on a form we provide.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made. The reduction is equal to the amount transferred divided by the Accumulation Unit Value of that Variable Sub-Account on the Valuation Date we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made. The increase is equal to the amount transferred divided by the Accumulation Unit Value of that Sub-Account on the Valuation Day we receive the transfer request.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other frequency as may be determined by us) from any one Variable Sub-Account to any other Variable Sub-Accounts. The minimum amount that can be transferred is shown on the Contract data page (currently there is no minimum) or the total amount in the Variable Sub-Account whichever is less. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. We impose no additional charges upon participants in the Dollar Cost Averaging program. We do not count transfers under Dollar Cost Averaging toward the 12 free transfers per Contract Year currently permitted.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Account Value in each Variable Sub-Account and return it to the desired percentage allocations. We will rebalance your account each quarter (or other intervals we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing. The new allocation will be effective with the first rebalancing that occurs after we receive your written request. We are not responsible for rebalancing that occurs prior to receipt of your request.

  Example:

  Assume that you want your initial premium payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. High Yield Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the AIM V.I. High Yield Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

Transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of its shareholders in accordance with instructions from Contract Owners (or their assignees, as


                                 13  PROSPECTUS
the case may be) having a voting interest in the Variable Account. The number of shares of a Fund held in a Variable Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Fund. We will vote shares for which we have not received instructions and shares that are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated to hereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

We determine the voting interests of the Contract Owner (or the assignee) in the Funds as follows: Contract Owners are entitled to give voting instructions to Allstate with respect to Fund shares attributable to them as described above, determined on the record date for the shareholder meeting for the Fund. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money--Contract Loans," page 19) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the current prospectuses for the Funds to determine matters on which Fund shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for a Fund.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of a Fund if we reasonably disapprove of such changes. We will disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons therefor in the next periodic report to Contract Owners.


ACCOUNT VALUE
--------------------------------------------------------------------------------
We will compute the Account Value of a Contract on each Valuation Day. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Fund, the value of the Loan Account, any premium payments and withdrawals that you make, and all charges that we deduct. There is no minimum guaranteed Account Value, which means you could lose some or all of your investment.

The Account Value of a particular Contract is related to the Accumulation Unit Value of the Variable Sub-Accounts to which you have allocated premiums on the Contract. We calculate the Account Value on any Valuation Date by (1) multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Date by the then Accumulation Unit Value of that Sub-Account, and then (2) adding the results for all the Sub-Accounts credited to the Contract to the value of the Loan Account. See "Account Value - Accumulation Unit Values," page 14.


ACCUMULATION UNITS
Amounts that you allocate to a Variable Sub-Account are used to purchase Accumulation Units. Each Variable Sub-Account has a separate value for its Accumulation Units that we call the "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund. To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the premium payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your premium payment or transfer. For example, if we receive a $10,000 premium payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Fund. We determine the Accumulation Unit Value on each Valuation Date by multiplying the Accumulation Unit Value for the particular Variable Sub-Account on the preceding Valuation Date by a "Net Investment Factor". We determine the Net Investment Factor for each Variable Sub-Account during a Valuation Period by first dividing (A) the net asset value per share of the corresponding Fund at the end of the current Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of that Fund at the end of the immediately preceding Valuation Period. We then subtract (C) the mortality and expense risk charge annual rate divided by 365 and multiplied by the number of calendar days in the current Valuation Period. You should


                                 14  PROSPECTUS
refer to the prospectuses for the Funds for a description of how the shares of the Funds are valued.

All valuations in connection with a Contract, (e.g., with respect to determining Account Value or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium), other than determinations with respect to the initial premium and additional premiums requiring underwriting, will be made on the date we receive the corresponding request or payment in good order, at our service center (mailing address: P.O. Box 94039, Palatine, Illinois, 60094-4039; overnight address: 300 North Milwaukee Avenue, Vernon Hills, Illinois, 60061). However, if such date is not a Valuation Day, we will make such determination on the next succeeding Valuation Day.

We will suspend all procedures requiring valuation of the Variable Account, such as transfers, surrenders, payments, withdrawals and loans, on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


ACCOUNT STATEMENTS
At least once each Contract Year, we will send to each Contract Owner a statement showing the coverage amount and the Account Value of his or her Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premiums paid, Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------


MONTHLY DEDUCTIONS
On each Monthly Activity Date including the Contract Date, we will deduct from your Account Value attributable to the Variable Account a Monthly Deduction Amount to cover charges and expenses incurred in connection with your Contract. We deduct this amount from each Variable Sub-Account in proportion to your Account Value attributable to each Variable Sub-Account. We take all monthly deductions by canceling Accumulation Units of the Variable Account under your Contract. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Contract Terms--Lapse and Reinstatement," page 22. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount.

COST OF INSURANCE CHARGE. The cost of insurance charge primarily covers Allstate's anticipated mortality costs for standard and special risks. The current cost of insurance charge is deducted from your Account Value on each Monthly Activity Date. The monthly charge is equal to an annual percentage of your Account Value on the Monthly Activity Date, divided by 12. The current cost of insurance charge annual percentage depends on your rating class, type of Contract, and the Contract Year as follows:

      CURRENT COST OF INSURANCE CHARGE (ANNUAL RATE)
-------------------------------------------------------------
Standard-Single Life Contract  Contract Years 1-10: 0.65%
                               Contract Years  11+: 0.55%
-------------------------------------------------------------
Standard-Joint Life Contract   Contract Years 1-10: 0.30%
                               Contract Years  11+: 0.20%
-------------------------------------------------------------
Special-Single Life Contract   Contract Years 1-10: 1.00%
                               Contract Years  11+: 0.90%
-------------------------------------------------------------
Special-Joint Life Contract    Contract Years 1-10: 0.65%
                               Contract Years  11+: 0.55%
-------------------------------------------------------------


However, the current cost of insurance charge will not exceed the guaranteed cost of insurance charge.The monthly guaranteed charge is equal to the maximum annual cost of insurance per $1,000 as indicated in the Contract (1) multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); (2) divided by $1,000; and (3) divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 is included in each Contract.

However, We reserve the right to use rates less than those shown in the table. Special risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's special rating class. In some states this underwriting classification is called "Rated." The guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because the difference is the amount for which the Company is at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, or (2) the Account Value on that date multiplied by the


                                 15  PROSPECTUS
applicable Death Benefit ratio. (For an explanation of the Death Benefit, together with Examples, see "Death Benefits" on page 18.)

Because the Account Value (and, as a result, the amount for which the Company is at risk under a Contract) may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. Account Value may vary based upon the investment performance of the Sub-Accounts selected, additions of intetrest credited, deduction of charges or any other policy transactions. However, once we have assigned a risk rating class to an Insured when the Contract is issued, we will not change that rating class if additional premium payments or partial withdrawals increase or decrease the Specified Amount. The level of Specified Amount that an initial premium will purchase will vary based on age and sex. For example, a $10,000 initial premium paid by a male at age 45 would result in a Specified Amount of $39,998. If a female age 65 paid a $10,000 premium, the Specified Amount would be equal to $22,749.

TAX EXPENSE CHARGE. We will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% of the Account Value on the Monthly Activity Date for the first ten Contract Years. This charge compensates Us primarily for premium taxes and similar assessments imposed by various states and local jurisdictions and for federal taxes related to our receipt of premiums under the Contract. The charge includes a premium tax charge of 0.25% and a federal tax charge of 0.15%. The 0.25% premium tax charge over ten Contract Years approximates Our average expenses for state and local premium taxes and similar assessments (2.5%). Premium taxes vary, ranging from zero to 3.5%. We will impose the premium tax charge regardless of a Contract owner's place of residence. Therefore, we take this charge whether or not any premium tax or similar assessment applies to your Contract. The charge may be higher or lower than any premium tax or assessment imposed. The 0.15% federal tax charge helps reimburse the Company for approximate expenses we incur for federal taxes under
Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct monthly from your Account Value an administrative expense charge equivalent to an annual rate of 0.25% of the Account Value on the Monthly Activity Date. This charge primarily compensates us for administrative expenses we incur in administering the Variable Account and the Contracts.


OTHER DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE. We deduct from the assets of the Variable Account a daily charge equivalent to an annual rate of 0.90% (of average daily net assets) primarily to compensate us for the mortality risks and expense risks we assume in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because we made that computation on the Monthly Activity Date preceding the death of the Insured. The expense risk we assume is that expenses we incur in issuing and administering the Contracts will exceed the administrative charges set by the Contract.

ANNUAL MAINTENANCE FEE. On each Contract Anniversary we will deduct a $35 annual maintenance fee from your Account Value. The fee will be deducted proportionately from each Variable Sub-Account in which you are invested. A full annual maintenance fee will be deducted if the Contract is terminated on any day other than the Contract Anniversary. This fee is primarily to help reimburse us for administrative and maintenance costs of the Contracts. Currently, we waive this charge for Contracts that have an aggregate premium which equals or exceeds the dollar amount indicated on your Contract data page (currently $50,000).

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT. Currently, no charge is made to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to our receipt of premiums under the Contract). We may, however, impose such a charge in the future. We may also assess charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS. The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflect Fund investment management fees and other operating expenses already deducted from the assets of the Funds. The Fund investment management fees and other operating expenses are a percentage of the average daily value of the net assets of the Funds. These fees and expenses are described in the accompanying propsectuses for the Funds. For a summary of the minimum and maximum Portfolio annual expenses see Fee Table page 7. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the adminsitrative or other services we provide to the Portfolios.

WITHDRAWAL CHARGE. We may assess a withdrawal amount upon (1) surrender of the Contract, and (2) partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 10% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:

                                                   PERCENTAGE OF INITIAL
                 CONTRACT YEAR                       PREMIUM WITHDRAWN
-------------------------------------------------------------------------
                           1 - 3                           7.75%
-------------------------------------------------------------------------
                               4                           7.25%
-------------------------------------------------------------------------
                               5                           6.25%
-------------------------------------------------------------------------
                               6                           5.25%
-------------------------------------------------------------------------
                               7                           4.25%
-------------------------------------------------------------------------
                               8                           3.25%
-------------------------------------------------------------------------
                               9                           2.25%
-------------------------------------------------------------------------
                              10                           0.00%
-------------------------------------------------------------------------




                                 16  PROSPECTUS

We deduct any withdrawal charge from the amount withdrawn. We will not impose a withdrawal charge after the ninth Contract Year. In addition, we will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the initial premium payment first. However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay federal income taxes on the earnings portion of your withdrawal. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. We may waive the withdrawal charge under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Confinement Waiver Benefit," below.

We impose the withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting and the costs associated with establishing policies.

CONFINEMENT WAIVER BENEFIT. Under the terms of an endorsement to the Contract, we will waive any withdrawal charges on partial withdrawals and surrenders of the Contract requested while the Insured is confined to a qualified long-term care facility or hospital for a period of more than 90 consecutive days. The period of confinement must begin 30 days or more after the issue date. The request must be made either during such confinement or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states. In addition, its features may differ from those discussed above as required by state law. Please refer to the endorsement for further information. We reserve the right to discontinue the offering of the confinement waiver benefit endorsement upon the purchase of a new contract.

DUE AND UNPAID PREMIUM TAX CHARGE. During the first nine Contract Years, we impose a charge for due and unpaid premium tax on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the initial premium withdrawn:

         Contract Year            Percentage of Initial
                                    Premium Withdrawn
---------------------------------------------------------
                      1                   2.25%
---------------------------------------------------------
                      2                   2.00%
---------------------------------------------------------
                      3                   1.75%
---------------------------------------------------------
                      4                   1.50%
---------------------------------------------------------
                      5                   1.25%
---------------------------------------------------------
                      6                   1.00%
---------------------------------------------------------
                      7                   0.75%
---------------------------------------------------------
                      8                   0.50%
---------------------------------------------------------
                      9                   0.25%
---------------------------------------------------------
                     10                   0.00%
---------------------------------------------------------


After the ninth Contract Year, no due and unpaid premium tax charge will be imposed. The percentages indicated above are guaranteed not to increase. We deduct any due and unpaid premium tax charge from the amount withdrawn. For purposes of assessing the due and unpaid premium tax charge, we will treat withdrawals as coming from the initial premium payment first. However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay federal income taxes on the earnings portion of your withdrawal.


                                 17  PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. We must receive written due proof of death of the Insured at our Home Office before paying a Death Benefit. The proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amounts occurring during a grace period (if applicable). The Death Benefit determined on the date of the Insured's death equals the greater of (1) the Specified Amount or (2) the Account Value multiplied by the Death Benefit ratio. The ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

                                    A          B
-----------------------------------------------------
Specified Amount                 $100,000   $100,000
-----------------------------------------------------
Insureds Age                           45         45
-----------------------------------------------------
Account Value on Date of Death   $ 48,000   $ 34,000
-----------------------------------------------------
Death Benefit Ratio                  2.15       2.15
-----------------------------------------------------


In Example A, the Death Benefit equals $103,200, i.e., the greater of (1) $100,000 (the Specified Amount); and (2) $103,200 (the Account Value at the Date of Death of $48,000 multiplied by the Death Benefit ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) or $73,100 (the Account Value of $34,000 multiplied by the Death Benefit ratio of 2.15).

All or part of the proceeds may be paid in cash or applied under an income plan. See "Payment Options," page 20.


ACCELERATED DEATH BENEFIT
If the Insured becomes terminally ill, you may request an Accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request; or (2) $250,000 for all policies issued by the Company which cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, results in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the issue date. If the Insured is terminally ill as the result of an accident, the Accelerated Death Benefit is available if the accident occurred after the issue date. The minimum amount of death benefit we will accelerate is $10,000.

We will pay benefits due under the Accelerated Death Benefit provision upon our receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. We also reserve the right to require supporting documentation of the diagnosis and to require (at our expense) an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount you requested, reduced by the sum of (1) a 12 month interest discount to reflect the early payment; (2) an administrative fee (not to exceed $250); and (3) a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, we will reduce the Specified Amount, the Account Value and any outstanding Contract loan will be reduced on a pro rata basis.

We allow only one request for an Accelerated Death Benefit per Insured. The Accelerated Death Benefit may not be available in all states. Its features may differ from those discussed above as required by state law. Please refer to the Contract for further information.


CHANGES TO SPECIFIED AMOUNT
The Specified Amount equals the initial Death Benefit on the Contract Date. This Contract does not permit the Owner to change the Specified Amount at the Owner's discretion. However, certain actions taken by the Owner may cause the Specified Amount to increase or decrease. Partial withdrawals will reduce the Specified Amount in proportion to the reduction in Account Value. Additional purchase payments may increase the Specified Amount, but only to the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Internal Revenue Code.

You should be aware that an increase in the Specified Amount may affect the cost of insurance charges. As explained above, we may deduct a larger amount of cost of insurance charges, because an increase in the Specified Amount also increases the net amount of risk under your Contract. An increase in the net amount of risk increases the maximum cost of insurance.


BENEFICIARY
When we receive due proof of the Insured's death, we will pay the Death Benefit proceeds to the beneficiary or beneficiaries who are named in the application for the Contract, unless you subsequently change the beneficiary. See "Change of Owner or Beneficiary," page 21. In that event, we will pay the Death Benefit proceeds to the beneficiary named in your last change of beneficiary request as provided for in the Contract. If a primary or contingent beneficiary dies before the Insured, that


                                 18  PROSPECTUS
beneficiary's interest in the Contract ends with that beneficiary's death. Only those beneficiaries who survive the Insured will be eligible to share in the Death Benefit proceeds. If no beneficiary survives the Insured, we will pay the Death Benefit proceeds of the Contract to you, if living, otherwise to your estate.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
CONTRACT LOANS
While the Contract is in force, you may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Us. These types include preferred loans and non-preferred loans (both described below). Both types of loans are secured by your Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of:

.. the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

.. any due and unpaid Monthly Deduction Amounts, and

.. any annual maintenance fee due on or before the next Contract Anniversary.

We will transfer the loan amount pro rata from each Variable Sub-Account attributable to your Contract (unless you specify otherwise) to the Loan Account. We will credit the amounts allocated to the Loan Account with interest at the "loan credited rate" set forth in the Contract. Loans will bear interest at rates we determine from time to time, but which will not exceed the maximum rate indicated in the Contract currently 8%, per year.

The amount of the Loan Account that equals the excess of the Account Value over the total of all premiums paid under the Contract net of (1) any premiums returned due to partial withdrawals, and (2) any prior loan balance, as determined on each Contract Anniversary, is considered a "preferred loan."

Preferred loans bear interest at a rate not to exceed the preferred loan rate set forth in the Contract. Loan interest payments are due on the Contract Anniversary. If unpaid, loan interest is added to the amount of the loan and will bear interest at the rates described in this paragraph. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro rata basis from the Variable Sub-Accounts to the Loan Account on each Contract Anniversary.

If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, we will give you written notice that unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse. You may repay all or any part of any loan secured by a Contract while the Contract is still in effect. When you make loan repayments or interest payments, we will allocate the payment among the Variable Sub-Accounts in the same percentages as for subsequent premium payments (unless you request a different allocation), and we will deduct an amount equal to the payment from the Loan Account. Loan repayments and interest are credited on the Valuation Date that we receive them, or the next Valuation Date if we receive them after the close of regular trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. You must repay any outstanding loan at the end of a grace period before we will reinstate the Contract. See "Lapse and Reinstatement," page 22.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) plus unpaid accrued interest, will reduce the Death Benefit proceeds and Cash Surrender Value otherwise payable. For a discussion of the tax consequences of loans, see "Federal Tax Matters", on page 23.


AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, we will pay you or another person designated by you the Cash Surrender Value determined as of the day we receive your written request or the date you request, whichever is later. The Cash Surrender Value equals the Cash Value less the annual maintenance fee and any Indebtedness. We will pay the Cash Surrender Value of the Contract within 7 days of our receipt of the written request or on the effective surrender date you request, whichever is later, subject to postponement in certain circumstances.

The Contract will terminate on the date of our receipt of your written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page 23. You may elect to apply the surrender proceeds to an Income Plan (see "Access to Your Money-Payment Options," page 20).


                                 19  PROSPECTUS

PARTIAL WITHDRAWALS
While the Contract is in force, you may elect by written request to make partial withdrawals from the Cash Surrender Value of at least $50, or the total amount in the Variable Sub-Account, whichever is less. We will pay the partial withdrawal within 7 days of our receipt of receiving the written request, subject to postponement in certain circumstances. The amount we pay upon a partial withdrawal will be reduced by any applicable withdrawal charge, due and unpaid premium tax charge, and taxes. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, we may treat your request as a request for full surrender. Your Contract will terminate if you withdraw all of your Cash Surrender Value. We will however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contact and give you at least 30 days in which to make an additional premium payment to restore your Cash Surrender Value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Cash Surrender Value, less applicable taxes.

Partial withdrawals will be deducted pro rata from each Variable Sub-Account, unless the Contract Owner instructs otherwise. The Specified Amount after the partial withdrawal will be the greater of:

.. the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

.. the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a withdrawal charge and any due and unpaid premium tax charges. See "Deductions and Charges-Other Deductions-Withdrawal Charge" and "Due and Unpaid Premium Tax Charge," page 17. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page 23.


PAYMENT OPTIONS
The surrender proceeds or Death Benefit proceeds under the Contracts will be paid in a lump sum unless instructed otherwise by you or your beneficiary. You may also apply the proceeds to one of our Income Plans.

Before the proceeds are paid, you may choose or change an Income Plan selection by writing to us. Once we accept the selection, it takes effect as of the date you signed the request. This change is subject to any action we take before we accept it. After the proceeds are due, the payee may choose an Income Plan if:

.. you have not made a prior choice which is still in effect; and

.. the proceeds are due in a single sum and have not been paid.

No surrender or partial withdrawals are permitted after payments under an Income Plan have started.

If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

If the proceeds under the Contract are not paid within 30 days after we receive due proof of death of the Insured, we will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account.

Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate to be determined by us which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and gender of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) are living before it makes each payment.

The following options are available under the Contracts (We may offer other payment options):

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. We will make payments for as long as either the payee or joint payee, named at the time of Income Plan selection, is living. If both the payee and the joint payee die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We will make any other arrangements for income payments as may be agreed on.


                                 20  PROSPECTUS

SUSPENSION OF PAYMENTS
We will suspend all procedures requiring valuation of the Variable Account, such as surrender payments, withdrawals, and loans, on any day the New

York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


CONTRACT TERMS
--------------------------------------------------------------------------------

The terms of the Contract govern the rights and benefits available to you under the Contract. Set out below is a summary of certain Contract terms. Please refer to the Contract for more details.


CHANGES TO CONTRACT TERMS
We will not change the terms or conditions of a Contract without the consent of the Contract Owner except where necessary to comply with tax law or to maintain the status of the Contract under the applicable law.


STATE EXCEPTIONS
Where required by state law, certain features of your Contract may differ in certain respects from those described above. Please refer to your Contract for specific information regarding the benefits available to you.


CHANGE OF OWNER OR BENEFICIARY
If you have reserved the right to change the Contract owner or Beneficiary, you can file a written request with us to make such a change. If you have not reserved the right to change the Beneficiary, the written consent of the irrevocable Beneficiary (ies) will be required. Your written request will not be effective until it is recorded in our Home Office records. After it has been recorded, it will take effect as of the date you signed the request. However, if the Insured dies before the request has been recorded, the request will not effect those Proceeds we may have paid before your request was recorded in our Home Office records.


ASSIGNMENT
Unless required by state law, no Contract owner has a right to assign any interest in a Contract as collateral for a loan or other obligation.


LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

.. Last survivor Contracts are offered for prospective Insureds age 18-85.

.. The cost of insurance charges under the last survivor Contracts reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

.. To qualify for simplified underwriting under a last survivor Contract, both
  Insureds must meet the simplified underwriting standards.

.. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

.. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

.. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Matters," page 23.

.. The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

.. The Confinement Waiver Benefit is available upon confinement of either
  Insured.


LIMIT ON RIGHT TO CONTEST
We may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for two years from its effective date.

In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.


MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.


DIVIDENDS
No dividends will be paid under the Contracts.


                                 21  PROSPECTUS

LAPSE AND REINSTATEMENT
The Contract will remain in force unless and until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. We will notify you in writing that if the amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("Grace Period"), there is a danger of lapse.

The Contract will continue through the Grace Period. However, if sufficient payment is not forthcoming, the Contract will terminate at the end of the Grace Period. If the Insured dies during the Grace Period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Death Benefits," page 18.

If the Contract lapses, you may apply for its reinstatement by payment of the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within 5 years of the date the Contract entered a Grace Period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to:

1. pay all Monthly Deduction Amounts and annual maintenance fees due and unpaid during the Grace Period, and

2. to keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return a Contract for cancellation. This right to return exists during the cancellation period. The cancellation period is a number of days which varies by state as specified in your Contract. If you choose to exercise this right, we may require that you return the Contract for
cancellation by mail or personal   delivery to us within the cancellation period
following delivery of the Contract to you. We will then return to you, within 7 days thereafter, any premiums paid for the Contract adjusted, if applicable law permits, to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. In those states where we are required to return the premiums paid without such adjustment we reserve the right, if state law so permits, to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract offered by us on the life of the Insured. The amount at risk to us (i.e., the difference between the Specified Amount and the Account Value) under the new contract will be equal to or less than the amount at risk to us under the exchanged Contract on the date of exchange. Premiums and charges under the new Contract will be based on the same risk classification as the exchanged Contract. We will not require evidence of insurability. We will not charge you to perform this exchange. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract. We reserve the right to make such a contract available that is offered by any of our affiliates.


                                 22  PROSPECTUS

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Policy or Transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.


TAXATION OF GLENBROOK LIFE AND THE SEPARATE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (THE "CODE"). The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Policies. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account.

Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS
In order to qualify as a life insurance policy for federal income tax purposes, the Policy must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are generally not taxed on any increases in the Policy value until a distribution occurs.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the policy. The investment in the Policy is the gross premium paid for the Policy minus any amounts (including Policy loans) previously received from the Policy if such amounts were properly excluded from your gross income.

We expect that most Policies will be "modified endowment contracts," as discussed below under "Modified Endowment Contracts." If the Policy is not treated as a modified endowment contract, then Policy loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the policy. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the policy is recovered. Interest paid on a Policy loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. (See "Modified Endowment Contracts," below.)

If you are the Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are the Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a


                                 23  PROSPECTUS
qualified tax advisor regarding the tax attributes of the particular arrangement.


MODIFIED ENDOWMENT CONTRACTS
A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Policy (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Policy will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

If a policy is classified as a modified endowment contract, the death benefit may still qualify for the exclusion from gross income, and any increases in the policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid loan interest that is added to the loan balance) from a modified endowment contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions from a modified endowment contract made before the Insured's death, are treated as taxable income first, then as recovery of investment in the policy. The taxable portion of any distribution from a modified endowment contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

.. any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.


INCOME TAX WITHHOLDING
Generally, the Company is required to withhold federal income tax at a rate of 10% from distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS
For a Policy to be treated as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the policy value over the investment in the Policy. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that policy owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and policy values among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being


                                 24  PROSPECTUS
considered the federal tax owner of the assets of the Separate Account. However,

we make no guarantee that such modification to the Policy will be successful.


OTHER INFORMATION
--------------------------------------------------------------------------------
THE COMPANY
The Company is the issuer of the Contract. It is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965. The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation (the "Corporation").

The Company and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of the Company's liabilities under its life insurance and annuity contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to the Company; the Company remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
We established the Variable Account as a separate investment account on January 15, 1996, pursuant to the insurance laws of Arizona.

We hold the assets of the Variable Account and keep those assets physically segregated and held separate and apart from the general account of the Company. We maintain records of all purchases and redemptions of shares of the Fund.

The Variable Account is organized as a unit investment trust and is registered as such with the SEC under the 1940 Act. The Variable Account meets the definition of "separate account" under federal securities law. Under Arizona law, we hold the assets of the Variable Account that are attributable to Contracts exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. Income, gains and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, losses or any investment experience of the Company's other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets may not be used to pay any liabilities of the Company other than those arising from the Contracts. The Company is obligated to pay all amounts promised to Contract owners under the Contracts.


PERFORMANCE INFORMATION
From time to time, we may quote performance information for the Variable Sub-Accounts in advertisements, sales literature, or reports to Contract Owners or prospective investors. We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical investor's cash value or death benefit. We also may present the yield or total return of the Variable Account based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Account, or the Portfolio in which it invests.

The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium tax charge or withdrawal charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare the Variable Account's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance


                                 25  PROSPECTUS
ratings that may be reported periodically in financial publications. We also may advertise ratings of the Company' s financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for the Variable Account reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.


LEGAL PROCEEDINGS
There are no pending material legal proceedings to which the Variable Account is a party. Glenbrook Life and its affiliates and subsidiaries are engaged in routine lawsuits, which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Variable Account.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised the Company on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and the Company right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Allstate.


FINANCIAL STATEMENTS
The financial statements of the Variable Account and of the Company appear in the Statement of Additional Information. To obtain a copy of the Statement of Additional Information, please call us at 1-800-776-6978 or write to us at the address given on the first page of this prospectus.


                                 26  PROSPECTUS

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
To ask us questions, or to request a personalized illustration of Death Benefits, Account Values or Surrender Values or additional information about the Contracts, you can call us at 1-800-822-8773 or write to us at the address on the first page of this prospectus.

We have filed a Statement of Additional Information with the SEC. The current Statement of Additional information is dated May 1, 2003. The Statement of Additional Information contains additional information about the Contracts and is incorporated by reference in this prospectus, which means it is legally part of this prospectus. You can obtain a free copy of the SAI or a personalized illustration upon request, by calling at the number given above or by writing to us at the address on the first page of this prospectus. You should read the Statement of Additional Information because you are bound by the terms contained in it.

The Contracts are the subject of a registration statement on file with the SEC. The registration statement contains additional information, including exhibits, relating to the Variable Account, the Funds, the Company, and the Contracts. In addition, we file reports and other information with the SEC. You may read and copy any document we file with the SEC, including the Statement of Information, at the SEC's public reference room in Washington, DC 20549-0102. Please call the SEC at 1-800-942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A, SEC 1940 ACT FILE NUMBER:
811-08175.




                                 27  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                         AIM LIFETIME PLUS VARIABLE LIFE
        MODIFIED VARIABLE SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

               GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

                  DEPOSITOR: GLENBROOK LIFE AND ANNUITY COMPANY


      This Statement of Additional Information is not a prospectus. Please review the prospectus, which contains information concerning the above referenced Contracts. You may obtain a copy of the prospectus without charge by calling us at or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the prospectus.


                       Glenbrook Life and Annuity Company
                             300 N. Milwaukee Avenue
                             Vernon Hills, IL 60061

              The Date of this Statement of Additional Information
                  and of the related prospectus is May 1, 2003

                                TABLE OF CONTENTS

DISTRIBUTION OF THE CONTRACTS
EXPERTS
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR CONTRACT
   Replacement of Modified Endowment Contracts
FINANCIAL STATEMENTS
ILLUSTRATIONS

                      DISTRIBUTION OF THE CONTRACTS

ALFS, Inc., ("ALFS") 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and became a member of the National Association of Securities Dealers, Inc. on June 30, 1993. Contracts are sold by registered representatives of unaffiliated broker-dealers who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts.

The maximum sales commission payable to Company agents, independent registered insurance brokers, and other registered broker-dealers is 8.50% of initial and subsequent premiums. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. In addition, under certain circumstances, certain sellers of Contracts may be paid persistency bonuses which will take into account, among other things, the length of time premium payments have been held under a Contract, and contract values. A persistency bonus is not expected to exceed 0.50% on an annual basis, of the contract value considered in connection with the bonus.

Our underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Contract Owners arising out of services rendered or Contracts issued.

The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but reserve the right to do so at any time. Glenbrook Life does not currently pay ALFS a commission for distribution of the Contracts.



                                     EXPERTS

The financial statements of Glenbrook Life and Annuity Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Glenbrook Life AIM Variable Life Separate Account A as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

                  Replacement of Modified Endowment Contracts.

If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.


                              FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002, and for each of tje periods in the two year period then ended, the financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule of the Company and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

             ILLUSTRATIONS OF ACCOUNT VALUES, CASH SURRENDER VALUES,
                    DEATH BENEFITS, AND ACCUMULATED PREMIUMS


The tables below illustrate the way the Contracts operate. They show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%. The tables are based on an initial premium of $10,000 and also show the initial Death Benefit based on that premium. The insureds are assumed to be in the standard underwriting class. Values are first given based on current Contract charges and then based on guaranteed Contract charges (See Prospectus heading "Deductions and Charges"). These tables may assist in the comparison of Death Benefits, Account Values and Cash Surrender Values for the Contracts with those under other variable life insurance contracts that may be issued by other companies.

Death Benefits, Account Values and Cash Surrender Values for a Contract would be different from the amounts shown if the actual investment return averaged 0%, 6%, and 12%, but varied above and below that average for individual Contract Years. They would also be different, depending on the allocation of Account Value among the Variable Account's Variable Sub-Accounts, if the actual investment return for all Variable Sub-Accounts averaged 0%, 6% or 12%, but varied above or below that average for individual Variable Sub-Accounts. They would also differ if the initial premium paid were different, if additional premiums were paid, if any Contract loan or partial withdrawal were made during the period of time illustrated, or if the insured were in another risk class.

The Death Benefits, Account Values and Cash Surrender Values shown in the tables reflect the fact that: a Monthly Deduction Amount (consisting of a cost of insurance charge, tax expense charge, and an administrative expense charge) is deducted from Account Value each Monthly Activity Date and that an Annual Maintenance Fee of $35 is deducted on each Contract Anniversary from all Variable Sub-Accounts to which Account Value is allocated. The values in the tables also reflect a deduction from the Variable Account of a daily charge equal to an annual rate of 0.90% for the mortality and expense risk charge. The Cash Surrender Value shown in the tables reflect the fact that a Withdrawal Charge is imposed on withdrawals in excess of the Free Withdrawal Amount (See Prospectus heading "Deductions and Charges"). The amount shown in the table are based on an average of the investment advisory fees and operating expenses incurred by the Portfolios, at an annual rate of 1.09% of the average daily net assets of the Portfolios (See Prospectus heading "Charges Against the Fund").

Taking account of the average investment advisory fee and operating expenses of the Portfolios, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of: (-1.09%, 4.91%, and 10.91%) respectively.

The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the Account Values, Cash Surrender Values, and Death Benefits illustrated.

The second column of each table shows the amount that would accumulate if the initial premium of $10,000 were invested to earn interest, after taxes, of 5% per year, compounded annually.

Glenbrook Life will furnish upon request a personalized illustration reflecting the proposed insured's age, sex, and underwriting classification. Where applicable, Glenbrook Life will also furnish upon request an illustration for a Contract that is not affected by the sex of the insured.

                           HYPOTHETICAL ILLUSTRATIONS

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                            JOINT LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                      ISSUE AGE 55 MALE / 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $43,779

                                                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)


                                                CURRENT CHARGES(1)                                 GUARANTEED CHARGES(2)
                                   -------------------------------------------     ----------------------------------------------
                    Premiums
    End of         Accumulated                        Cash                                            Cash
   Contract      at 5% Interest      Account       Surrender        Death            Account        Surrender          Death
     Year           Per Year          Value          Value         Benefit            Value           Value           Benefit
---------------  ----------------  -------------  -------------   ------------     -----------  -------------    -------------

      1                   10,500      10,883          9,983         43,779            10,883           9,983           43,779
      2                   11,025      11,840         10,963         43,779            11,840          10,963           43,779
      3                   11,576      12,879         12,024         43,779            12,879          12,024           43,779
      4                   12,155      14,006         13,219         43,779            14,006          13,219           43,779
      5                   12,763      15,228         14,553         43,779            15,228          14,553           43,779
      6                   13,401      16,554         15,992         43,779            16,554          15,992           43,779
      7                   14,071      17,992         17,542         43,779            17,992          17,542           43,779
      8                   14,775      19,554         19,217         43,779            19,551          19,214           43,779
      9                   15,513      21,255         21,030         43,779            21,242          21,017           43,779
      10                  16,289      23,107         23,107         43,779            23,077          23,077           43,779
      11                  17,103      25,249         25,249         43,779            25,170          25,170           43,779
      12                  17,959      27,593         27,593         43,779            27,455          27,455           43,779
      13                  18,856      30,158         30,158         43,779            29,957          29,957           43,779
      14                  19,799      32,965         32,965         43,779            32,700          32,700           43,779
      15                  20,789      36,036         36,036         43,779            35,717          35,717           43,779
      16                  21,829      39,401         39,401         45,311            39,043          39,043           44,900
      17                  22,920      43,086         43,086         48,688            42,695          42,695           48,246
      18                  24,066      47,119         47,119         52,302            46,691          46,691           51,827
      19                  25,270      51,534         51,534         56,172            51,066          51,066           55,662
      20                  26,533      56,374         56,374         60,320            55,861          55,861           59,771
      25                  33,864      88,307         88,307         92,723            87,427          87,427           91,798
      35                  55,160     216,763        216,763        227,601           206,719         206,719          217,055

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.


(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                            JOINT LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                      ISSUE AGE 55 MALE / 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $43,779

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)


                                                 CURRENT CHARGES(1)                               GUARANTEED CHARGES(2)
                                   -------------------------------------------   -------------------------------------------------
                    Premiums
    End of         Accumulated                         Cash                                            Cash
   Contract      at 5% Interest       Account       Surrender        Death             Account       Surrender         Death
     Year           Per Year           Value         Value         Benefit             Value          Value          Benefit
-----------      -------------   -------------   -------------  -------------      -------------  -----------     -------------

      1            10,500          10,292           9,392         43,779             10,292          9,392          43,779
      2            11,025          10,587           9,710         43,779             10,587          9,710          43,779
      3            11,576          10,885          10,030         43,779             10,885         10,030          43,779
      4            12,155          11,184          10,397         43,779             11,184         10,397          43,779
      5            12,763          11,484          10,809         43,779             11,484         10,809          43,779
      6            13,401          11,792          11,229         43,779             11,782         11,219          43,779
      7            14,071          12,109          11,659         43,779             12,076         11,626          43,779
      8            14,775          12,435          12,098         43,779             12,364         12,026          43,779
      9            15,513          12,772          12,547         43,779             12,641         12,416          43,779
      10           16,289          13,118          13,118         43,779             12,904         12,904          43,779
      11           17,103          13,543          13,543         43,779             13,202         13,202          43,779
      12           17,959          13,982          13,982         43,779             13,479         13,479          43,779
      13           18,856          14,437          14,437         43,779             13,730         13,730          43,779
      14           19,799          14,908          14,908         43,779             13,952         13,952          43,779
      15           20,789          15,395          15,395         43,779             14,135         14,135          43,779
      16           21,829          15,899          15,899         43,779             14,271         14,271          43,779
      17           22,920          16,421          16,421         43,779             14,346         14,346          43,779
      18           24,066          16,962          16,962         43,779             14,342         14,342          43,779
      19           25,270          17,521          17,521         43,779             14,239         14,239          43,779
      20           26,533          18,100          18,100         43,779             14,011         14,011          43,779
      25           33,864          21,312          21,312         43,779              9,855          9,855          43,779
      35           55,160          29,661          29,661         43,779                  *              *               *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                            JOINT LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                      ISSUE AGE 55 MALE / 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $43,779

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)


                                               CURRENT CHARGES(1)                              GUARANTEED CHARGES(2)
                                   -----------------------------------------      ------------------------------------------------
                    Premiums
    End of         Accumulated                       Cash                                           Cash
   Contract      at 5% Interest      Account       Surrender       Death           Account        Surrender         Death
     Year           Per Year          Value          Value        Benefit           Value           Value          Benefit
---------------  ---------------   ---------   -------------  ------------     ------------   -------------   -------------

      1              10,500          9,701          8,801        43,779            9,701           8,801          43,779
      2              11,025          9,404          8,526        43,779            9,404           8,526          43,779
      3              11,576          9,107          8,252        43,779            9,107           8,252          43,779
      4              12,155          8,809          8,021        43,779            8,809           8,021          43,779
      5              12,763          8,518          7,843        43,779            8,508           7,833          43,779
      6              13,401          8,236          7,673        43,779            8,202           7,640          43,779
      7              14,071          7,962          7,512        43,779            7,889           7,439          43,779
      8              14,775          7,696          7,358        43,779            7,565           7,227          43,779
      9              15,513          7,437          7,212        43,779            7,225           7,000          43,779
      10             16,289          7,186          7,186        43,779            6,865           6,865          43,779
      11             17,103          6,978          6,978        43,779            6,507           6,507          43,779
      12             17,959          6,774          6,774        43,779            6,115           6,115          43,779
      13             18,856          6,575          6,575        43,779            5,686           5,686          43,779
      14             19,799          6,381          6,381        43,779            5,211           5,211          43,779
      15             20,789          6,192          6,192        43,779            4,682           4,682          43,779
      16             21,829          6,008          6,008        43,779            4,087           4,087          43,779
      17             22,920          5,827          5,827        43,779            3,409           3,409          43,779
      18             24,066          5,652          5,652        43,779            2,627           2,627          43,779
      19             25,270          5,480          5,480        43,779            1,714           1,714          43,779
      20             26,533          5,313          5,313        43,779              638             638          43,779
      25             33,864          4,534          4,534        43,779                *               *               *
      35             55,160          3,236          3,236        43,779                *               *               *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                            JOINT LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                      ISSUE AGE 65 MALE / 65 FEMALE
                                                                      INITIAL FACE AMOUNT: $27,688

                                                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)


                                               CURRENT CHARGES(1)                              GUARANTEED CHARGES(2)
                                   ----------------------------------------   --------------------------------------------------
                  Premiums
    End of       Accumulated                        Cash                                           Cash
   Contract    at 5% Interest      Account       Surrender        Death            Account      Surrender        Death
     Year         Per Year          Value          Value         Benefit            Value         Value         Benefit
-------------------------------  -------------  -------------  -------------     ------------- -------------  -------------

      1                 10,500       10,853          9,953         27,688            10,800         9,900         27,688
      2                 11,025       11,781         10,904         27,688            11,660        10,783         27,688
      3                 11,576       12,792         11,937         27,688            12,585        11,730         27,688
      4                 12,155       13,892         13,105         27,688            13,581        12,793         27,688
      5                 12,763       15,090         14,415         27,688            14,655        13,980         27,688
      6                 13,401       16,395         15,832         27,688            15,815        15,252         27,688
      7                 14,071       17,815         17,365         27,688            17,070        16,620         27,688
      8                 14,775       19,362         19,024         27,688            18,430        18,093         27,688
      9                 15,513       21,045         20,820         27,688            19,911        19,686         27,688
      10                16,289       22,878         22,878         27,688            21,532        21,532         27,688
      11                17,103       24,999         24,999         27,688            23,415        23,415         27,688
      12                17,959       27,323         27,323         28,690            25,521        25,521         27,688
      13                18,856       29,865         29,865         31,358            27,883        27,883         29,278
      14                19,799       32,644         32,644         34,276            30,468        30,468         31,991
      15                20,789       35,685         35,685         37,469            33,284        33,284         34,948
      16                21,829       39,012         39,012         40,963            36,349        36,349         38,166
      17                22,920       42,653         42,653         44,786            39,681        39,681         41,665
      18                24,066       46,637         46,637         48,969            43,300        43,300         45,465
      19                25,270       50,996         50,996         53,546            47,225        47,225         49,586
      20                26,533       55,767         55,767         58,555            51,475        51,475         54,049
      25                33,864       87,269         87,269         91,633            78,370        78,370         82,289
      35                55,160      214,208        214,208        216,350           183,932       183,932        185,771

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                            JOINT LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                      ISSUE AGE 65 MALE / 65 FEMALE
                                                                      INITIAL FACE AMOUNT: $27,688

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)


                                                    CURRENT CHARGES(1)                              GUARANTEED CHARGES(2)
                                          ------------------------------------    ------------------------------------------------
                    Premiums
    End of         Accumulated                           Cash                                         Cash
   Contract      at 5% Interest         Account       Surrender        Death          Account       Surrender            Death
     Year           Per Year             Value          Value         Benefit         Value          Value              Benefit
---------------  ----------------     -------------  -------------  ----------     -------------  -------------      -------------

      1                   10,500        10,264          9,364         27,688          10,211          9,311               27,688
      2                   11,025        10,535          9,658         27,688          10,411          9,534               27,688
      3                   11,576        10,815          9,960         27,688          10,598          9,743               27,688
      4                   12,155        11,103         10,315         27,688          10,769          9,982               27,688
      5                   12,763        11,399         10,724         27,688          10,920         10,245               27,688
      6                   13,401        11,705         11,142         27,688          11,046         10,483               27,688
      7                   14,071        12,019         11,569         27,688          11,139         10,689               27,688
      8                   14,775        12,343         12,006         27,688          11,190         10,853               27,688
      9                   15,513        12,677         12,452         27,688          11,189         10,964               27,688
      10                  16,289        13,021         13,021         27,688          11,121         11,121               27,688
      11                  17,103        13,442         13,442         27,688          11,019         11,019               27,688
      12                  17,959        13,878         13,878         27,688          10,823         10,823               27,688
      13                  18,856        14,329         14,329         27,688          10,515         10,515               27,688
      14                  19,799        14,796         14,796         27,688          10,071         10,071               27,688
      15                  20,789        15,279         15,279         27,688           9,461          9,461               27,688
      16                  21,829        15,779         15,779         27,688           8,642          8,642               27,688
      17                  22,920        16,297         16,297         27,688           7,556          7,556               27,688
      18                  24,066        16,833         16,833         27,688           6,124          6,124               27,688
      19                  25,270        17,388         17,388         27,688           4,241          4,241               27,688
      20                  26,533        17,962         17,962         27,688           1,765          1,765               27,688
      25                  33,864        21,149         21,149         27,688               *              *                    *
      35                  55,160        29,431         29,431         29,725               *              *                    *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                            JOINT LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                      ISSUE AGE 65 MALE / 65 FEMALE
                                                                      INITIAL FACE AMOUNT: $27,688

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)


                                                  CURRENT CHARGES(1)                              GUARANTEED CHARGES(2)
                                     -----------------------------------------     ----------------------------------------------
                     Premiums
    End of          Accumulated                        Cash                                            Cash
   Contract       at 5% Interest      Account       Surrender         Death          Account        Surrender              Death
     Year            Per Year          Value          Value          Benefit          Value           Value               Benefit
---------------   ----------------  -------------  -----------   -------------   -------------   -------------        ------------

      1               10,500          9,675          8,775          27,688           9,622           8,722               27,688
      2               11,025          9,359          8,481          27,688           9,232           8,355               27,688
      3               11,576          9,052          8,197          27,688           8,829           7,974               27,688
      4               12,155          8,754          7,967          27,688           8,408           7,620               27,688
      5               12,763          8,465          7,790          27,688           7,964           7,289               27,688
      6               13,401          8,184          7,622          27,688           7,490           6,928               27,688
      7               14,071          7,912          7,462          27,688           6,979           6,529               27,688
      8               14,775          7,647          7,309          27,688           6,417           6,079               27,688
      9               15,513          7,390          7,165          27,688           5,789           5,564               27,688
      10              16,289          7,140          7,140          27,688           5,081           5,081               27,688
      11              17,103          6,933          6,933          27,688           4,290           4,290               27,688
      12              17,959          6,730          6,730          27,688           3,375           3,375               27,688
      13              18,856          6,533          6,533          27,688           2,312           2,312               27,688
      14              19,799          6,340          6,340          27,688           1,069           1,069               27,688
      15              20,789          6,152          6,152          27,688               *               *                    *
      16              21,829          5,968          5,968          27,688               *               *                    *
      17              22,920          5,789          5,789          27,688               *               *                    *
      18              24,066          5,614          5,614          27,688               *               *                    *
      19              25,270          5,443          5,443          27,688               *               *                    *
      20              26,533          5,277          5,277          27,688               *               *                    *
      25              33,864          4,503          4,503          27,688               *               *                    *
      35              55,160          3,211          3,211          27,688               *               *                    *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 45 MALE
                                                                      INITIAL FACE AMOUNT: $39,998

                                                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)


                                                 CURRENT CHARGES(1)                            GUARANTEED CHARGES(2)
                                    ------------------------------------------    -----------------------------------------------
                    Premiums
    End of         Accumulated                       Cash                                            Cash
   Contract      at 5% Interest      Account       Surrender        Death            Account       Surrender         Death
     Year           Per Year          Value         Value         Benefit            Value          Value          Benefit
---------------  ---------------   ---------   -------------  -------------       -----------  -------------   -------------

      1             10,500         10,815           9,915         39,998            10,738          9,838          39,998
      2             11,025         11,698          10,821         39,998            11,536         10,659          39,998
      3             11,576         12,657          11,802         39,998            12,400         11,545          39,998
      4             12,155         13,698          12,910         39,998            13,336         12,548          39,998
      5             12,763         14,826          14,151         39,998            14,351         13,676          39,998
      6             13,401         16,051          15,488         39,998            15,452         14,889          39,998
      7             14,071         17,380          16,930         39,998            16,647         16,197          39,998
      8             14,775         18,821          18,484         39,998            17,945         17,607          39,998
      9             15,513         20,385          20,160         39,998            19,356         19,131          39,998
      10            16,289         22,082          22,082         39,998            20,893         20,893          39,998
      11            17,103         24,043          24,043         39,998            22,661         22,661          39,998
      12            17,959         26,182          26,182         39,998            24,604         24,604          39,998
      13            18,856         28,514          28,514         40,490            26,743         26,743          39,998
      14            19,799         31,059          31,059         42,862            29,104         29,104          40,164
      15            20,789         33,841          33,841         45,347            31,705         31,705          42,485
      16            21,829         36,882          36,882         47,947            34,552         34,552          44,918
      17            22,920         40,196          40,196         51,450            37,655         37,655          48,198
      18            24,066         43,806          43,806         55,196            41,035         41,035          51,704
      19            25,270         47,741          47,741         59,199            44,718         44,718          55,450
      20            26,533         52,030          52,030         63,477            48,734         48,734          59,455
      25            33,864         80,007          80,007         92,808            74,835         74,835          86,808
      35            55,160        191,301         191,301        200,866           178,698        178,698         187,633

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 45 MALE
                                                                      INITIAL FACE AMOUNT: $39,998

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)


                                               CURRENT CHARGES(1)                                GUARANTEED CHARGES(2)
                                     -----------------------------------------    ------------------------------------------------
                     Premiums
    End of          Accumulated                        Cash                                                    Cash
   Contract       at 5% Interest       Account      Surrender       Death                   Account        Surrender       Death
     Year            Per Year           Value         Value         Benefit                   Value           Value        Benefit
---------------   ----------------   --------- -------------  -------------            -------------   -------------  ------------

      1              10,500          10,228         9,328         39,998                   10,151           9,251        39,998
      2              11,025          10,461         9,584         39,998                   10,295           9,417        39,998
      3              11,576          10,701         9,846         39,998                   10,432           9,577        39,998
      4              12,155          10,947        10,160         39,998                   10,562           9,774        39,998
      5              12,763          11,200        10,525         39,998                   10,682          10,007        39,998
      6              13,401          11,459        10,896         39,998                   10,790          10,228        39,998
      7              14,071          11,725        11,275         39,998                   10,885          10,435        39,998
      8              14,775          11,998        11,660         39,998                   10,962          10,624        39,998
      9              15,513          12,278        12,053         39,998                   11,019          10,794        39,998
      10             16,289          12,565        12,565         39,998                   11,052          11,052        39,998
      11             17,103          12,925        12,925         39,998                   11,104          11,104        39,998
      12             17,959          13,296        13,296         39,998                   11,128          11,128        39,998
      13             18,856          13,679        13,679         39,998                   11,122          11,122        39,998
      14             19,799          14,073        14,073         39,998                   11,082          11,082        39,998
      15             20,789          14,480        14,480         39,998                   11,003          11,003        39,998
      16             21,829          14,900        14,900         39,998                   10,878          10,878        39,998
      17             22,920          15,333        15,333         39,998                   10,700          10,700        39,998
      18             24,066          15,780        15,780         39,998                   10,459          10,459        39,998
      19             25,270          16,241        16,241         39,998                   10,143          10,143        39,998
      20             26,533          16,716        16,716         39,998                    9,741           9,741        39,998
      25             33,864          19,325        19,325         39,998                    5,925           5,925        39,998
      35             55,160          25,926        25,926         39,998                        *               *             *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 45 MALE
                                                                      INITIAL FACE AMOUNT: $39,998

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)


                                                  CURRENT CHARGES(1)                                GUARANTEED CHARGES(2)
                                      ---------------------------------------     -----------------------------------------------
                    Premiums
    End of         Accumulated                        Cash                                             Cash
   Contract      at 5% Interest       Account      Surrender       Death             Account        Surrender              Death
     Year           Per Year           Value         Value        Benefit             Value           Value               Benefit
---------------  ----------------   ------------  ----------  ------------          -----------   -------------        -------------

      1              10,500           9,641         8,741        39,998              9,563           8,663               39,998
      2              11,025           9,293         8,416        39,998              9,124           8,246               39,998
      3              11,576           8,957         8,102        39,998              8,681           7,826               39,998
      4              12,155           8,631         7,844        39,998              8,234           7,446               39,998
      5              12,763           8,316         7,641        39,998              7,780           7,105               39,998
      6              13,401           8,012         7,449        39,998              7,318           6,756               39,998
      7              14,071           7,717         7,267        39,998              6,845           6,395               39,998
      8              14,775           7,432         7,094        39,998              6,357           6,019               39,998
      9              15,513           7,156         6,931        39,998              5,851           5,626               39,998
      10             16,289           6,889         6,889        39,998              5,324           5,324               39,998
      11             17,103           6,664         6,664        39,998              4,792           4,792               39,998
      12             17,959           6,445         6,445        39,998              4,232           4,232               39,998
      13             18,856           6,232         6,232        39,998              3,639           3,639               39,998
      14             19,799           6,025         6,025        39,998              3,010           3,010               39,998
      15             20,789           5,824         5,824        39,998              2,340           2,340               39,998
      16             21,829           5,628         5,628        39,998              1,622           1,622               39,998
      17             22,920           5,438         5,438        39,998                849             849               39,998
      18             24,066           5,253         5,253        39,998                  9               9               39,998
      19             25,270           5,073         5,073        39,998                  *               *                    *
      20             26,533           4,899         4,899        39,998                  *               *                    *
      25             33,864           4,094         4,094        39,998                  *               *                    *
      35             55,160           2,786         2,786        39,998                  *               *                    *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                           ISSUE AGE 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $33,138

                                                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)


                                                CURRENT CHARGES(1)                          GUARANTEED CHARGES(2)
                                ------------------------------------------      ------------------------------------------------
                   Premiums
    End of        Accumulated                     Cash                                            Cash
   Contract     at 5% Interest       Account    Surrender       Death              Account      Surrender         Death
     Year          Per Year           Value       Value        Benefit              Value         Value          Benefit
--------------- -------------  -------------   ------------  ------------        ------------   -------------   -------------

      1           10,500          10,815          9,915        33,138              10,710         9,810          33,138
      2           11,025          11,698         10,821        33,138              11,480        10,602          33,138
      3           11,576          12,657         11,802        33,138              12,317        11,462          33,138
      4           12,155          13,698         12,910        33,138              13,229        12,442          33,138
      5           12,763          14,826         14,151        33,138              14,224        13,549          33,138
      6           13,401          16,051         15,488        33,138              15,309        14,746          33,138
      7           14,071          17,380         16,930        33,138              16,491        16,041          33,138
      8           14,775          18,821         18,484        33,138              17,780        17,443          33,138
      9           15,513          20,385         20,160        33,138              19,187        18,962          33,138
      10          16,289          22,082         22,082        33,138              20,724        20,724          33,138
      11          17,103          24,043         24,043        33,138              22,500        22,500          33,138
      12          17,959          26,189         26,189        33,138              24,463        24,463          33,138
      13          18,856          28,566         28,566        33,708              26,640        26,640          33,138
      14          19,799          31,181         31,181        36,482              29,060        29,060          34,000
      15          20,789          34,037         34,037        39,482              31,719        31,719          36,794
      16          21,829          37,154         37,154        42,727              34,621        34,621          39,814
      17          22,920          40,566         40,566        45,840              37,798        37,798          42,712
      18          24,066          44,303         44,303        49,177              41,278        41,278          45,819
      19          25,270          48,400         48,400        52,756              45,093        45,093          49,151
      20          26,533          52,898         52,898        56,601              49,281        49,281          52,731
      25          33,864          82,539         82,539        86,666              76,881        76,881          80,725
      35          55,160         196,648        196,648       206,480             181,258       181,258         190,321

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                           ISSUE AGE 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $33,138

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)


                                                   CURRENT CHARGES(1)                                  GUARANTEED CHARGES(2)
                                   -------------------------------------------    ------------------------------------------------
                    Premiums
    End of         Accumulated                        Cash                                             Cash
   Contract      at 5% Interest       Account      Surrender        Death            Account        Surrender       Death
     Year           Per Year           Value         Value         Benefit            Value           Value        Benefit
---------------  ---------------    ------------  -------------  -------------     -------------   ------------- -------------

      1              10,500          10,228         9,328         33,138            10,122           9,222        33,138
      2              11,025          10,461         9,584         33,138            10,239           9,361        33,138
      3              11,576          10,701         9,846         33,138            10,349           9,494        33,138
      4              12,155          10,947        10,160         33,138            10,454           9,667        33,138
      5              12,763          11,200        10,525         33,138            10,552           9,877        33,138
      6              13,401          11,459        10,896         33,138            10,640          10,077        33,138
      7              14,071          11,725        11,275         33,138            10,715          10,265        33,138
      8              14,775          11,998        11,660         33,138            10,771          10,433        33,138
      9              15,513          12,278        12,053         33,138            10,804          10,579        33,138
      10             16,289          12,565        12,565         33,138            10,808          10,808        33,138
      11             17,103          12,925        12,925         33,138            10,826          10,826        33,138
      12             17,959          13,296        13,296         33,138            10,813          10,813        33,138
      13             18,856          13,679        13,679         33,138            10,766          10,766        33,138
      14             19,799          14,073        14,073         33,138            10,683          10,683        33,138
      15             20,789          14,480        14,480         33,138            10,557          10,557        33,138
      16             21,829          14,900        14,900         33,138            10,378          10,378        33,138
      17             22,920          15,333        15,333         33,138            10,133          10,133        33,138
      18             24,066          15,780        15,780         33,138             9,802           9,802        33,138
      19             25,270          16,241        16,241         33,138             9,363           9,363        33,138
      20             26,533          16,716        16,716         33,138             8,792           8,792        33,138
      25             33,864          19,325        19,325         33,138             2,865           2,865        33,138
      35             55,160          25,926        25,926         33,138                 *               *             *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                           ISSUE AGE 55 FEMALE
                                                                      INITIAL FACE AMOUNT: $33,138

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)


                                                     CURRENT CHARGES(1)                           GUARANTEED CHARGES(2)
                                   ------------------------------------------    ------------------------------------------------
                     Premiums
    End of          Accumulated                       Cash                                           Cash
   Contract       at 5% Interest     Account       Surrender       Death             Account      Surrender       Death
     Year            Per Year         Value          Value         Benefit             Value         Value        Benefit
---------------   ---------------- -------------  -----------  -------------      ------------- ------------- -------------

      1              10,500         9,641          8,741         33,138              9,535         8,635        33,138
      2              11,025         9,293          8,416         33,138              9,068         8,191        33,138
      3              11,576         8,957          8,102         33,138              8,599         7,744        33,138
      4              12,155         8,631          7,844         33,138              8,127         7,339        33,138
      5              12,763         8,316          7,641         33,138              7,651         6,976        33,138
      6              13,401         8,012          7,449         33,138              7,168         6,605        33,138
      7              14,071         7,717          7,267         33,138              6,673         6,223        33,138
      8              14,775         7,432          7,094         33,138              6,162         5,824        33,138
      9              15,513         7,156          6,931         33,138              5,627         5,402        33,138
      10             16,289         6,889          6,889         33,138              5,064         5,064        33,138
      11             17,103         6,664          6,664         33,138              4,488         4,488        33,138
      12             17,959         6,445          6,445         33,138              3,876         3,876        33,138
      13             18,856         6,232          6,232         33,138              3,226         3,226        33,138
      14             19,799         6,025          6,025         33,138              2,535         2,535        33,138
      15             20,789         5,824          5,824         33,138              1,794         1,794        33,138
      16             21,829         5,628          5,628         33,138                994           994        33,138
      17             22,920         5,438          5,438         33,138                117           117        33,138
      18             24,066         5,253          5,253         33,138                  *             *             *
      19             25,270         5,073          5,073         33,138                  *             *             *
      20             26,533         4,899          4,899         33,138                  *             *             *
      25             33,864         4,094          4,094         33,138                  *             *             *
      35             55,160         2,786          2,786         33,138                  *             *             *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 65 MALE
                                                                      INITIAL FACE AMOUNT: $19,314

                                                ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (10.91% NET)


                                                     CURRENT CHARGES(1)                         GUARANTEED CHARGES(2)
                                      --------------------------------------------  ---------------------------------------------
                   Premiums
    End of        Accumulated                                 Cash                                          Cash
   Contract     at 5% Interest         Account             Surrender        Death            Account      Surrender         Death
     Year          Per Year             Value                Value         Benefit            Value         Value          Benefit
--------------- ----------------     -------------        -------------  ---------      ------------   -----------     -----------

      1             10,500            10,815                9,915         19,314            10,633         9,733          19,314
      2             11,025            11,698               10,821         19,314            11,321        10,444          19,314
      3             11,576            12,657               11,802         19,314            12,073        11,218          19,314
      4             12,155            13,698               12,910         19,314            12,899        12,112          19,314
      5             12,763            14,826               14,151         19,314            13,813        13,138          19,314
      6             13,401            16,051               15,488         19,314            14,831        14,268          19,314
      7             14,071            17,382               16,932         19,642            15,972        15,522          19,314
      8             14,775            18,843               18,505         20,915            17,261        16,924          19,314
      9             15,513            20,440               20,215         22,279            18,715        18,490          20,400
      10            16,289            22,190               22,190         23,744            20,316        20,316          21,738
      11            17,103            24,213               24,213         25,424            22,164        22,164          23,273
      12            17,959            26,415               26,415         27,736            24,177        24,177          25,386
      13            18,856            28,811               28,811         30,251            26,367        26,367          27,685
      14            19,799            31,416               31,416         32,987            28,748        28,748          30,185
      15            20,789            34,247               34,247         35,960            31,336        31,336          32,902
      16            21,829            37,321               37,321         39,187            34,146        34,146          35,853
      17            22,920            40,660               40,660         42,693            37,193        37,193          39,053
      18            24,066            44,301               44,301         46,516            40,495        40,495          42,520
      19            25,270            48,271               48,271         50,684            44,069        44,069          46,272
      20            26,533            52,600               52,600         55,230            47,931        47,931          50,327
      25            33,864            80,871               80,871         84,914            72,283        72,283          75,897
      35            55,160           192,732              192,732        194,659           168,953       168,953         170,642

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 65 MALE
                                                                      INITIAL FACE AMOUNT: $19,314

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (4.91% NET)


                                                     CURRENT CHARGES(1)                                GUARANTEED CHARGES(2)
                                 -----------------------------------------      --------------------------------------------------
                    Premiums
    End of        Accumulated                        Cash                                                  Cash
   Contract     at 5% Interest       Account      Surrender      Death                 Account        Surrender         Death
     Year          Per Year           Value         Value       Benefit                   Value           Value          Benefit
--------------- -------------   ------------- -------------  -----------          -------------    ------------   -------------

      1            10,500          10,228         9,328       19,314                   10,043           9,143          19,314
      2            11,025          10,461         9,584       19,314                   10,065           9,187          19,314
      3            11,576          10,701         9,846       19,314                   10,063           9,208          19,314
      4            12,155          10,947        10,160       19,314                   10,033           9,245          19,314
      5            12,763          11,200        10,525       19,314                    9,971           9,296          19,314
      6            13,401          11,459        10,896       19,314                    9,869           9,307          19,314
      7            14,071          11,725        11,275       19,314                    9,720           9,270          19,314
      8            14,775          11,998        11,660       19,314                    9,513           9,175          19,314
      9            15,513          12,278        12,053       19,314                    9,232           9,007          19,314
      10           16,289          12,565        12,565       19,314                    8,865           8,865          19,314
      11           17,103          12,925        12,925       19,314                    8,430           8,430          19,314
      12           17,959          13,296        13,296       19,314                    7,872           7,872          19,314
      13           18,856          13,679        13,679       19,314                    7,166           7,166          19,314
      14           19,799          14,073        14,073       19,314                    6,281           6,281          19,314
      15           20,789          14,480        14,480       19,314                    5,172           5,172          19,314
      16           21,829          14,900        14,900       19,314                    3,781           3,781          19,314
      17           22,920          15,333        15,333       19,314                    2,022           2,022          19,314
      18           24,066          15,780        15,780       19,314                        *               *               *
      19           25,270          16,241        16,241       19,314                        *               *               *
      20           26,533          16,716        16,716       19,314                        *               *               *
      25           33,864          19,325        19,325       20,292                        *               *               *
      35           55,160          26,076        26,076       26,337                        *               *               *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

                                                                                   AIM
                                                             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                                                                           SINGLE LIFE OPTION
                                                                         $10,000 INITIAL PREMIUM
                                                                            ISSUE AGE 65 MALE
                                                                      INITIAL FACE AMOUNT: $19,314

                                                 ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-1.09% NET)


                                                    CURRENT CHARGES(1)                         GUARANTEED CHARGES(2)
                                   ------------------------------------------      ---------------------------------------------
                   Premiums
    End of        Accumulated                         Cash                                             Cash
   Contract     at 5% Interest        Account       Surrender        Death           Account         Surrender            Death
     Year          Per Year            Value          Value         Benefit           Value            Value             Benefit
--------------- --------------    -------------  -------------  -------------    -------------    -------------      -------------

      1           10,500            9,641          8,741         19,314            9,453            8,553         19,314
      2           11,025            9,293          8,416         19,314            8,881            8,003         19,314
      3           11,576            8,957          8,102         19,314            8,279            7,424         19,314
      4           12,155            8,631          7,844         19,314            7,641            6,853         19,314
      5           12,763            8,316          7,641         19,314            6,960            6,285         19,314
      6           13,401            8,012          7,449         19,314            6,226            5,664         19,314
      7           14,071            7,717          7,267         19,314            5,426            4,976         19,314
      8           14,775            7,432          7,094         19,314            4,544            4,207         19,314
      9           15,513            7,156          6,931         19,314            3,561            3,336         19,314
      10          16,289            6,889          6,889         19,314            2,454            2,454         19,314
      11          17,103            6,664          6,664         19,314            1,207            1,207         19,314
      12          17,959            6,445          6,445         19,314                *                *              *
      13          18,856            6,232          6,232         19,314                *                *              *
      14          19,799            6,025          6,025         19,314                *                *              *
      15          20,789            5,824          5,824         19,314                *                *              *
      16          21,829            5,628          5,628         19,314                *                *              *
      17          22,920            5,438          5,438         19,314                *                *              *
      18          24,066            5,253          5,253         19,314                *                *              *
      19          25,270            5,073          5,073         19,314                *                *              *
      20          26,533            4,899          4,899         19,314                *                *              *
      25          33,864            4,094          4,094         19,314                *                *              *
      35          55,160            2,786          2,786         19,314                *                *              *

*     When the account value is $0 or less, the Death Benefit is only payable if subsequent premiums are paid to keep the policy in force.

(1) Values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates. (2) Values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk Rates.

        THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS
PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF
PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RESULTS MAY BE MORE OR LESS THAN THOSE
SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT
WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO
THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR
BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT
VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM
THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE
ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF
INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR
BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT
THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED
OVER ANY PERIOD OF TIME.

PERFORMANCE INFORMATION

                            PERFORMANCE INFORMATION


From time to time we may advertise the performance of the Variable Sub Accounts as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Policy owner. Also please note that performance figures shown do not reflect any applicable taxes.

The following reflects the performance of the Sub Accounts, including deductions for management and other expenses of the Sub Accounts. A Variable Sub Account's total return represents the average annual total return of that Sub Account over a particular period The performance reflects the deduction of administrative fees and charges, the annual policy fee, premium tax and DAC as well as mortality and expense risk charges.

The following also shows how the performance of the Sub Accounts could affect a Contract with an initial Policy value of $10,000.00. This performance data is based on the actual performance of the Sub Accounts, since the introduction of the Policy, and are adjusted to reflect all deductions for administrative fees and charges, the annual policy fee, premium tax and DAC, mortality and expense risk charges, cost of insurance charges at 0.65%, surrender charges for appropriate year and due and unpaid premium tax charges for the appropriate year. This performance data is based on the actual performance of the Sub Accounts, since the introduction of the Policy, and are adjusted to reflect all deductions for policy charges, including current Cost of Insurance rates, which vary depending on the sex, issue age, Policy year, and premium rating class of Insured under the Policy.




SPVL AIM                                             Performance as of =12/31/2002

                                                                       ---------------------------------------------------------
                                                                                    Annualized Returns
                                                                       ---------------------------------------------------------
                                                ----------------------
                                                Non-Annualized Returns
                                                ----------------------                                           Since
                                     Inception   Quarter Ending  YTD  Calendar Yr ne Yr as ofFive Yr as ofTen Yr as of    Inception
Fund                                    Date       12/31/2002     2002       2001     12/31/2002     12/31/2002   12/31/2002  as of
                                                                                                                         12/31/2002
--------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Aggressive Growth Fund          5/1/1998       4.35%     -24.21%   -27.55%     -24.21%        N/A      N/A         -5.49%
AIM V.I. Balanced Fund                   5/1/1998       3.70%     -18.73%   -13.14%     -18.73%        N/A      N/A         -2.90%
AIM V.I. Basic Value Fund                9/10/2001      7.28%     -23.69%     2.33%     -23.69%        N/A      N/A        -17.36%
AIM V.I. Blue Chip Fund                 12/31/1999      5.01%     -27.65%   -24.08%     -27.65%        N/A      N/A        -21.76%
AIM V.I. Capital Appreciation Fund       5/5/1993       4.98%     -25.87%   -24.81%     -25.87%     -4.05%      N/A          5.48%
AIM V.I. Capital Development Fund        5/1/1998       4.51%     -22.92%    -9.85%     -22.92%        N/A      N/A         -3.12%
AIM V.I. Core Equity Fund                5/2/1994       5.64%     -17.23%   -24.37%     -17.23%     -2.75%      N/A          6.00%
AIM V.I. Dent Demographic Trends Fund   12/31/1999      5.16%     -33.59%   -33.32%     -33.59%        N/A      N/A        -29.92%
AIM V.I. Diversified Income Fund         5/5/1993       2.24%       0.38%     1.64%       0.38%     -0.29%      N/A          2.86%
AIM V.I. Global Utilities Fund           5/2/1994       9.61%     -27.03%   -29.39%     -27.03%     -5.76%      N/A          1.87%
AIM V.I. Government Securities Fund      5/5/1993       0.38%       7.56%     4.42%       7.56%      4.46%      N/A          3.98%
AIM V.I. Growth Fund                     5/5/1993       6.59%     -32.38%   -35.26%     -32.38%     -9.75%      N/A          2.01%
AIM V.I. High Yield Fund                 5/1/1998       4.63%      -7.64%    -6.81%      -7.64%        N/A      N/A         -8.01%
AIM V.I. International Growth Fund       5/5/1993       4.11%     -17.32%   -25.06%     -17.32%     -5.00%      N/A          2.44%
AIM V.I. Mid Cap Core Equity Fund        9/10/2001      5.48%     -12.82%     7.06%     -12.82%        N/A      N/A         -5.27%
AIM V.I. Money Market Fund               5/5/1993      -0.14%      -0.72%     1.67%      -0.72%      2.14%      N/A          2.36%
AIM V.I. New Technology Fund            10/18/1993      7.52%     -46.33%   -48.63%     -46.33%      3.67%      N/A          8.94%
AIM V.I. Premier Equity Fund             5/5/1993       6.23%     -31.68%   -14.26%     -31.68%     -3.97%      N/A          6.00%


                                      One Yr      One Yr         Five Yr     Five Yr    Ten Yr     Ten Yr      Since       Since
                                      Account  Cash Surrender    Account  Cash Surrender  Account Cash  Account Inception Inception
                                       Value        Value        Value       Value       Value    Surrender     Cash      Surrender
                                                                                                    Value        Value      Value
                                      ---------------------------------------------------------------------------------------------

AIM V.I. Aggressive Growth Fund          $ 7,530   $ 6,652         N/A          N/A      N/A         N/A      $ 7,443    $ 6,768
AIM V.I. Balanced Fund                   $ 8,074   $ 7,197                      N/A      N/A         N/A      $ 8,446    $ 7,771
AIM V.I. Basic Value Fund                $ 7,581   $ 6,703         N/A          N/A      N/A         N/A      $ 7,727    $ 6,849
AIM V.I. Blue Chip Fund                  $ 7,188   $ 6,310         N/A          N/A      N/A         N/A      $ 4,692    $ 3,904
AIM V.I. Capital Appreciation Fund       $ 7,364   $ 6,487     $ 7,861      $ 7,748      N/A         N/A     $ 15,655   $ 15,655
AIM V.I. Capital Development Fund        $ 7,658   $ 6,780         N/A          N/A      N/A         N/A      $ 8,356    $ 7,681
AIM V.I. Core Equity Fund                $ 8,223   $ 7,345     $ 8,410      $ 8,297      N/A         N/A     $ 15,609   $ 15,384
AIM V.I. Dent Demographic Trends Fund    $ 6,597   $ 5,719         N/A          N/A      N/A         N/A      $ 3,369    $ 2,582
AIM V.I. Diversified Income Fund         $ 9,972   $ 9,094     $ 9,527      $ 9,414      N/A         N/A     $ 12,268   $ 12,268
AIM V.I. Global Utilities Fund           $ 7,249   $ 6,372     $ 7,183      $ 7,071      N/A         N/A     $ 11,059   $ 10,834
AIM V.I. Government Securities Fund     $ 10,685   $ 9,808    $ 12,025     $ 11,912      N/A         N/A     $ 13,617   $ 13,617
AIM V.I. Growth Fund                     $ 6,717   $ 5,840     $ 5,788      $ 5,676      N/A         N/A     $ 11,330   $ 11,330
AIM V.I. High Yield Fund                 $ 9,176   $ 8,298         N/A          N/A      N/A         N/A      $ 6,561    $ 5,886
AIM V.I. International Growth Fund       $ 8,214   $ 7,336     $ 7,479      $ 7,367      N/A         N/A     $ 11,795   $ 11,795
AIM V.I. Mid Cap Core Equity Fund        $ 8,661   $ 7,783         N/A          N/A      N/A         N/A      $ 9,236    $ 8,359
AIM V.I. Money Market Fund               $ 9,863   $ 8,985    $ 10,744     $ 10,631      N/A         N/A     $ 11,705   $ 11,705
AIM V.I. New Technology Fund             $ 5,332   $ 4,455    $ 11,579     $ 11,467      N/A         N/A     $ 20,631   $ 20,631
AIM V.I. Premier Equity Fund             $ 6,787   $ 5,909     $ 7,892      $ 7,780      N/A         N/A     $ 16,412   $ 16,412



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------
(IN THOUSANDS)                                                 2002          2001          2000
                                                            ----------    ----------    -----------
REVENUES
Net investment income                                       $   10,335    $   10,715    $    10,808
Realized capital gains and losses                               (1,984)          435            419
                                                            ----------    ----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                 8,351        11,150         11,227
Income tax expense                                               2,839         3,896          3,925
                                                            ----------    ----------    -----------

NET INCOME                                                       5,512         7,254          7,302
                                                            ----------    ----------    -----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                5,088         1,633          3,603
                                                            ----------    ----------    -----------

COMPREHENSIVE INCOME                                        $   10,600    $    8,887    $    10,905
                                                            ==========    ==========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                              DECEMBER 31,
                                                                                      ---------------------------

                                                                                          2002           2001
                                                                                      ------------    -----------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $158,963 and $154,154)      $    173,611    $   160,974
   Short-term                                                                                2,778          6,592
                                                                                      ------------    -----------
      Total investments                                                                    176,389        167,566

Cash                                                                                         1,235              -
Reinsurance recoverable from Allstate Life Insurance Company, net                        6,203,516      5,378,036
Other assets                                                                                 3,388          3,404
Current income taxes receivable                                                                 20              -
Receivable from affiliates, net                                                              5,680              -
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL ASSETS                                                                  $  7,545,340    $ 7,096,959
                                                                                      ============    ===========
LIABILITIES
Contractholder funds                                                                  $  6,195,649    $ 5,370,475
Reserve for life-contingent contract benefits                                                7,867          7,561
Current income taxes payable                                                                     -          3,844
Deferred income taxes                                                                        4,629          2,610
Other liabilities and accrued expenses                                                       9,165              -
Payable to affiliates, net                                                                       -          2,198
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL LIABILITIES                                                                7,372,422      6,934,641
                                                                                      ------------    -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized, 5,000 shares issued and
   outstanding                                                                               2,500           2,500
Additional capital paid-in                                                                 119,241         119,241
Retained income                                                                             41,656          36,144
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   9,521           4,433
                                                                                      ------------     -----------
        Total accumulated other comprehensive income                                         9,521           4,433
                                                                                      ------------     -----------
        TOTAL SHAREHOLDER'S EQUITY                                                         172,918         162,318
                                                                                      ------------     -----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  7,545,340     $ 7,096,959
                                                                                      ============     ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------
(IN THOUSANDS)                                                            2002          2001           2000
                                                                      ------------  ------------    -----------
COMMON STOCK                                                          $      2,500         2,500    $     2,500
                                                                      ------------  ------------    -----------

ADDITIONAL CAPITAL PAID-IN                                                 119,241       119,241        119,241
                                                                      ------------  ------------    -----------

RETAINED INCOME
Balance, beginning of year                                                  36,144        28,890         21,588
Net income                                                                   5,512         7,254          7,302
                                                                      ------------  ------------    -----------
Balance, end of year                                                        41,656        36,144         28,890
                                                                      ------------  ------------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Balance, beginning of year                                                   4,433         2,800           (803)
Change in unrealized net capital gains and losses                            5,088         1,633          3,603
                                                                      ------------  ------------    -----------
Balance, end of year                                                         9,521         4,433          2,800
                                                                      ------------  ------------    -----------

TOTAL SHAREHOLDER'S EQUITY                                            $    172,918  $    162,318    $   153,431
                                                                      ============  ============    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                 YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------
(IN THOUSANDS)                                                              2002          2001          2000
                                                                        -----------    ---------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $     5,512    $   7,254    $     7,302
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                                  (6)         (77)          (468)
          Realized capital gains and losses                                   1,984         (435)          (419)
          Changes in:
             Income taxes                                                    (4,585)           4          1,563
             Receivable/payable to affiliates, net                           (7,878)      (2,903)           979
             Other operating assets and liabilities                           9,181       (1,491)          (725)
                                                                        -----------    ---------    -----------
                Net cash provided by operating activities                     4,208        2,352          8,232
                                                                        -----------    ---------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                 4,885       14,535         20,682
          Investment collections                                             18,720        9,553          3,163
          Investments purchases                                             (30,392)     (36,433)       (68,967)
Change in short-term investments, net                                         3,814       (3,507)        50,381
                                                                        -----------    ---------    -----------
                Net cash (used in) provided by investing activities          (2,973)     (15,852)         5,259
                                                                        -----------    ---------    -----------

NET INCREASE (DECREASE) IN CASH                                               1,235      (13,500)        13,491
CASH AT BEGINNING OF YEAR                                                         -       13,500              9
                                                                        -----------    ---------    -----------
CASH AT END OF YEAR                                                     $     1,235    $       -    $    13,500
                                                                        ===========    =========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     Glenbrook Life, a single segment entity, markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions through financial services firms. These products include interest-sensitive life insurance, including single premium life insurance and variable life insurance; fixed annuities including market value adjusted annuities and equity-indexed annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable annuities, variable life insurance and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and a registered broker-dealer under the Securities Exchange Act of 1934.

     The Company is authorized to sell life insurance and annuity products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred annuities and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based on independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in fair value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Payout annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on payout annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life insurance contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and payout annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby substantially all contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC (see Note 3). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The Reserve for life-contingent contract benefits, which relates to payout annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in
Note 6.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD

     In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company adopted SFAS No. 142 effective January 1, 2002. The non-amortization provisions of SFAS No. 142 did not have a material impact on the Company. The Company has analyzed the unamortized goodwill balance as of December 31, 2002 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is fully recoverable.

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed minimum death benefits or other insurance benefits. The finalized SOP may also require a liability for guaranteed minimum income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but are not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net Income in the first fiscal quarter beginning after June 15, 2003. The provisions of the proposed guidance, as currently drafted and interpreted, would not have a material impact on the Company's reinsurance balances that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of that the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements whereby substantially all contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(IN THOUSANDS)                                                               2002            2001            2000
                                                                         -----------     -----------     -----------
Contract charges                                                         $    30,368     $    31,771     $    37,965
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                        364,379         384,825         331,220

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $38.8 million, $48.6 million and $48.6 million in 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2002 or 2001.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                          GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------         FAIR
(IN THOUSANDS)                                       COST              GAINS            LOSSES             VALUE
                                                 -------------     -------------    --------------     -------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $      49,529     $       6,661    $            -     $      56,190
Municipal                                                  412                45                 -               457
Corporate                                               67,717             6,105              (991)           72,831
Asset-backed securities                                 10,079             1,025                 -            11,104
Mortgage-backed securities                              31,226             1,809                (6)           33,029
                                                 -------------    --------------    --------------     -------------
     Total fixed income securities               $     158,963    $       15,645    $         (997)    $     173,611
                                                 =============    ==============    ==============     =============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                                                         GROSS UNREALIZED
                                                   AMORTIZED      -----------------------------         FAIR
                                                     COST            GAINS            LOSSES            VALUE
                                                 ------------     ------------    -------------    -------------
AT DECEMBER 31, 2001
U.S. government and agencies                     $     44,832    $       2,508    $        (24)    $      47,316
Municipal                                               1,815               20              (3)            1,832
Corporate                                              75,425            3,532            (650)           78,307
Asset-backed securities                                     -                -               -                 -
Mortgage-backed securities                             32,082            1,447             (10)           33,519
                                                 ------------    -------------    -------------    -------------
     Total fixed income securities               $    154,154    $       7,507    $       (687)    $     160,974
                                                 ============    =============    =============    =============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED            FAIR
(IN THOUSANDS)                                                        COST               VALUE
                                                                 ---------------    ---------------
Due in one year or less                                          $         1,894    $         1,918
Due after one year through five years                                     46,819             50,248
Due after five years through ten years                                    52,682             57,300
Due after ten years                                                       16,263             20,012
                                                                 ---------------    ---------------
                                                                         117,658            129,478
Mortgage and asset-backed securities                                      41,305             44,133
                                                                 ---------------    ---------------
         Total                                                   $       158,963    $       173,611
                                                                 ===============    ===============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                                YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------
(IN THOUSANDS)                                                          2002            2001            2000
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      10,381   $      10,566   $      10,317
Short-term investments                                                        135             409             587
                                                                    -------------   -------------   -------------
         Investment income, before expense                                 10,516          10,975          10,904
         Investment expense                                                   181             260              96
                                                                    -------------   -------------   -------------
         Net investment income                                      $      10,335   $      10,715   $      10,808
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Fixed income securities                                             $     (1,984)     $      435       $       419
Income taxes                                                                 694            (152)             (147)
                                                                    ------------      ----------       -----------
Realized capital gains and losses, after tax                        $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Write-downs in value                                                $     (1,904)     $        -       $         -
Sales - Fixed income securities                                              (80)            435               419
                                                                    ------------      ----------       -----------
    Realized capital gains and losses                                     (1,984)            435               419
    Income taxes                                                             694            (152)             (147)
                                                                    ------------      ----------       -----------
    Realized capital gains and losses, after-tax                    $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

     Excluding calls and prepayments, gross gains of $54 thousand, $636 thousand and $807 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively, and gross losses of $134 thousand, $201 thousand, and $388 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                 GROSS UNREALIZED
                                                 FAIR       -------------------------      UNREALIZED
(IN THOUSANDS)                                   VALUE         GAINS         LOSSES        NET GAINS
                                             ------------   -----------   -----------    -------------
Fixed income securities                      $    173,611   $    15,645   $      (997)   $      14,648
                                             ============   ===========   ===========
Deferred income taxes                                                                           (5,127)
                                                                                         -------------
Unrealized net capital gains and losses                                                  $       9,521
                                                                                         =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                 YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------
(IN THOUSANDS)                                                          2002             2001             2000
                                                                    ------------     ------------     ------------
Fixed income securities                                             $      7,828     $      2,512     $      5,544
Deferred income taxes                                                     (2,740)            (879)          (1,941)
                                                                    ------------     ------------     ------------
Increase in unrealized net capital gains and losses                 $      5,088     $      1,633     $      3,603
                                                                    ============     ============     ============

SECURITIES ON DEPOSIT

     At December 31, 2002, fixed income securities with a carrying value of $10.2 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Reinsurance recoverable, net) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as Accrued investment income and Cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                               2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $     173,611     $     173,611     $     160,974    $     160,974
Short-term investments                                    2,778             2,778             6,592            6,592
Separate Accounts                                     1,155,112         1,155,112         1,547,953        1,547,953

     The fair value of publicly traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                                 2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR           CARRYING           FAIR
(IN THOUSANDS)                                           VALUE            VALUE            VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   6,105,536     $  5,863,243    $  5,332,632     $  5,086,856
Separate Accounts                                        1,155,112        1,155,112       1,547,953        1,547,953

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     Reserves for life-contingent contract benefits consist of payout annuities with life contingencies. The reserve calculation equals the present value of contractually fixed future benefits based on mortality and interest assumptions. The assumptions utilized for mortality generally include industry standard tables, such as the 1983 group annuity mortality table, and tables based on historical company experience. Interest rate assumptions vary from 2.4% to 7.7%.

     At December 31, Contractholder funds consists of the following:

(IN THOUSANDS)                                        2002             2001
                                                 --------------   --------------
Interest-sensitive life                          $      121,760   $       67,555
Investment contracts:
  Payout annuities                                       27,565           24,123
  Fixed annuities                                     6,046,324        5,278,797
                                                 --------------   --------------
  Total Contractholder funds                     $    6,195,649   $    5,370,475
                                                 ==============   ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                           INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
------------------------------   ---------------------------------------   ---------------------------------------
Interest-sensitive life          Interest rates credited range from        Either a percentage of account
                                 3.3% - 6.2%                               balance or dollar amount grading off
                                                                           generally over 20 years

Investment contracts             Interest rates credited range from        Either a declining or a level
                                 2.4% to 7.3% for payout annuities and     percentage charge generally over nine
                                 0.0% to 7.9% for fixed annuities          years or less
                                 including equity-indexed annuities

     Contractholder fund activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                       2002               2001
                                               ---------------    ---------------
Balance, beginning of year                     $     5,370,475    $     4,696,846
Deposits                                             1,143,977          1,125,746
Surrenders and withdrawals                            (399,161)          (414,917)
Death benefits                                        (174,317)          (158,610)
Interest credited to contractholder funds              289,746            277,057
Transfers (to) from Separate Accounts                  (29,602)          (155,315)
Other                                                   (5,469)              (332)
                                               ---------------    ---------------
Balance, end of year                           $     6,195,649    $     5,370,475
                                               ===============    ===============

7.   THIRD PARTY ADMINISTRATION AGREEMENT

     On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     Various legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

9.   INCOME TAXES

     For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Company's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(IN THOUSANDS)                                      2002              2001
                                               --------------    --------------
DEFERRED ASSETS
Difference in tax bases of investments         $          501     $           -
                                               --------------    --------------
     Total deferred assets                                501                 -

DEFERRED LIABILITIES
Unrealized net capital gains                           (5,127)           (2,387)
Difference in tax bases of investments                      -              (220)
Other liabilities                                          (3)               (3)
                                               --------------    --------------
     Total deferred liabilities                        (5,130)           (2,610)
                                               --------------    --------------
       Net deferred liabilities                $       (4,629)   $       (2,610)
                                               ==============    ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

(IN THOUSANDS)                                      2002              2001              2000
                                               --------------    --------------    --------------
Current                                        $        3,560    $        4,008    $        3,730
Deferred                                                 (721)             (112)              195
                                               --------------    --------------    --------------
  Total income tax expense                     $        2,839    $        3,896    $        3,925
                                               ==============    ==============    ==============

     The Company paid income taxes of $7.4 million, $3.9 million and $2.4 million in 2002, 2001 and 2000, respectively.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                               2002              2001              2000
                                          --------------    --------------    --------------
Statutory federal income tax rate                   35.0%             35.0%             35.0%
Adjustment to prior year tax liabilities            (0.9)                -                 -
Other                                               (0.1)             (0.1)                -
                                          --------------    --------------    --------------
Effective income tax rate                           34.0%             34.9%             35.0%
                                          ==============    ==============    ==============

10.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN THOUSANDS)                                            2002          2001          2000          2002          2001
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $    5,512    $    7,254    $    7,302    $  172,918    $  162,318
Unrealized gain on fixed income securities                      -             -             -       (14,648)       (6,820)
Deferred income taxes                                        (710)          (65)         (554)        3,524           269
Reserves and non-admitted assets                              155          (150)         (197)       (1,000)       (7,699)
Other                                                           1           (55)           46          (393)        5,973
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $    4,958    $    6,984    $    6,597    $  160,401    $  154,041
                                                       ==========    ==========    ==========    ==========    ==========

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Arizona Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Arizona Department of Insurance is $6.9 million.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME

     The components of Other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)
UNREALIZED CAPITAL GAINS AND LOSSES:

                                                                             2002
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,844   $       (2,046)   $        3,798
Less: reclassification adjustments                             (1,984)             694            (1,290)
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    7,828           (2,740)            5,088
                                                       --------------   --------------    --------------
Other comprehensive income                             $        7,828   $       (2,740)   $        5,088
                                                       ==============   ==============    ==============

                                                                             2001
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        2,948   $       (1,032)   $        1,916
Less: reclassification adjustments                                436             (153)              283
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    2,512             (879)            1,633
                                                       --------------   --------------    --------------
Other comprehensive income                             $        2,512   $         (879)   $        1,633
                                                       ==============   ==============    ==============

                                                                             2000
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,752   $       (2,014)   $        3,738
Less: reclassification adjustments                                208              (73)              135
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    5,544           (1,941)            3,603
                                                       --------------   --------------    --------------
Other comprehensive income                             $        5,544   $       (1,941)   $        3,603
                                                       ==============   ==============    ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2002             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    283,913   $    283,913   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     30,368   $     30,368   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2001             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    187,400   $    187,400   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     31,711   $     31,711   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2000             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $     88,042   $     88,042   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     37,965   $     37,965   $          -
                                      ============   ============   ============

                                   ---------------------------------------------
                                   GLENBROOK LIFE AIM
                                   VARIABLE LIFE
                                   SEPARATE ACCOUNT A

                                   FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                   AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                   AND DECEMBER 31, 2001, AND INDEPENDENT
                                   AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life AIM Variable Life Separate Account A (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life AIM Variable Life Separate Account A as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 7, 2003

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------

                                                     AIM Variable Insurance Funds Sub-Accounts
                                      ------------------------------------------------------------------------
                                        AIM V.I.                                                   AIM V.I.
                                       Aggressive      AIM V.I.        AIM V.I.     AIM V.I.        Capital
                                         Growth        Balanced      Basic Value    Blue Chip     Appreciation
                                      ------------   ------------   ------------   ------------   ------------
ASSETS
Investments at fair value             $    854,240   $  3,584,002   $    780,663   $  1,432,349   $  1,631,062
                                      ------------   ------------   ------------   ------------   ------------

    Total assets                      $    854,240   $  3,584,002   $    780,663   $  1,432,349   $  1,631,062
                                      ============   ============   ============   ============   ============

NET ASSETS
Accumulation units                    $    854,240   $  3,584,002   $    780,663   $  1,432,349   $  1,631,062
                                      ------------   ------------   ------------   ------------   ------------

    Total net assets                  $    854,240   $  3,584,002   $    780,663   $  1,432,349   $  1,631,062
                                      ============   ============   ============   ============   ============

FUND SHARE INFORMATION
    Number of shares                       102,182        409,600         97,827        272,828         99,273
                                      ============   ============   ============   ============   ============

    Cost                              $  1,315,364   $  4,535,898   $    857,407   $  1,986,375   $  2,522,471
                                      ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A


STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------

                                                         AIM Variable Insurance Funds Sub-Accounts
                                      -----------------------------------------------------------------------------
                                         AIM V.I.                                       AIM V.I.         AIM V.I.
                                         Capital         AIM V.I.     AIM V.I. Dent    Diversified       Global
                                       Development     Core Equity    Demographics       Income         Utilities
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value             $     304,931   $   2,131,065   $     232,187   $   1,786,176   $     473,005
                                      -------------   -------------   -------------   -------------   -------------

    Total assets                      $     304,931   $   2,131,065   $     232,187   $   1,786,176   $     473,005
                                      =============   =============   =============   =============   =============
NET ASSETS
Accumulation units                    $     304,931   $   2,131,065   $     232,187   $   1,786,176   $     473,005
                                      -------------   -------------   -------------   -------------   -------------

    Total net assets                  $     304,931   $   2,131,065   $     232,187   $   1,786,176   $     473,005
                                      =============   =============   =============   =============   =============
FUND SHARE INFORMATION
    Number of shares                         32,474         125,431          61,263         207,695          48,613
                                      =============   =============   =============   =============   =============

    Cost                              $     398,905   $   2,860,727   $     320,584   $   1,974,809   $     899,338
                                      =============   =============   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------

                                                       AIM Variable Insurance Funds Sub-Accounts
                                      -----------------------------------------------------------------------------
                                        AIM V.I.                                        AIM V.I.         AIM V.I.
                                       Government        AIM V.I.       AIM V.I.      International      Mid Cap
                                       Securities        Growth        High Yield        Growth        Core Equity
                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value             $   3,896,646   $   1,276,394   $     685,440   $     347,582   $     299,566
                                      -------------   -------------   -------------   -------------   -------------

    Total assets                      $   3,896,646   $   1,276,394   $     685,440   $     347,582   $     299,566
                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                    $   3,896,646   $   1,276,394   $     685,440   $     347,582   $     299,566
                                      -------------   -------------   -------------   -------------   -------------

    Total net assets                  $   3,896,646   $   1,276,394   $     685,440   $     347,582   $     299,566
                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
    Number of shares                        314,246         112,955         137,088          27,829          31,434
                                      =============   =============   =============   =============   =============

    Cost                              $   3,733,794   $   2,608,056   $     804,930   $     554,668   $     318,267
                                      =============   =============   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------

                                         AIM Variable Insurance Funds Sub-Accounts
                                      ------------------------------------------------

                                      AIM V.I. Money    AIM V.I. New      AIM V.I.
                                          Market         Technology     Premier Equity
                                      --------------   --------------   --------------
ASSETS
Investments at fair value             $    6,409,023   $      114,198   $    2,430,475
                                      --------------   --------------   --------------
    Total assets                      $    6,409,023   $      114,198   $    2,430,475
                                      ==============   ==============   ==============

NET ASSETS
Accumulation units                    $    6,409,023   $      114,198   $    2,430,475
                                      --------------   --------------   --------------
    Total net assets                  $    6,409,023   $      114,198   $    2,430,475
                                      ==============   ==============   ==============

FUND SHARE INFORMATION
    Number of shares                       6,409,023           49,437          149,844
                                      ==============   ==============   ==============
    Cost                              $    6,409,023   $      259,631   $    4,020,367
                                      ==============   ==============   ==============

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                               AIM Variable Insurance Funds Sub-Accounts
                                                  ---------------------------------------------------------------------------------
                                                    AIM V.I.                                                             AIM V.I.
                                                   Aggressive        AIM V.I.          AIM V.I.        AIM V.I.          Capital
                                                     Growth          Balanced        Basic Value       Blue Chip       Appreciation
                                                  -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $          --    $      97,770    $          10    $          --    $          --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                           (8,264)         (31,395)          (3,865)         (13,277)         (15,468)
                                                  -------------    -------------    -------------    -------------    -------------

       Net investment income (loss)                      (8,264)          66,375           (3,855)         (13,277)         (15,468)
                                                  -------------    -------------    -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 100,746          474,426           86,287          187,588          166,230
    Cost of investments sold                            152,501          561,435           91,715          248,289          239,795
                                                  -------------    -------------    -------------    -------------    -------------

       Realized gains (losses) on fund shares           (51,755)         (87,009)          (5,428)         (60,701)         (73,565)

Realized gain distributions                                  --               --               --               --               --
                                                  -------------    -------------    -------------    -------------    -------------
       Net realized gains (losses)                      (51,755)         (87,009)          (5,428)         (60,701)         (73,565)

Change in unrealized gains (losses)                    (194,526)        (672,355)         (83,504)        (396,667)        (419,395)
                                                  -------------    -------------    -------------    -------------    -------------
       Net realized and unrealized gains
            (losses) on investments                    (246,281)        (759,364)         (88,932)        (457,368)        (492,960)
                                                  -------------    -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $    (254,545)   $    (692,989)   $     (92,787)   $    (470,645)   $    (508,428)
                                                  =============    =============    =============    =============    =============

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                                 -----------------------------------------------------------------------------------

                                                                                                       AIM V.I.
                                                 AIM V.I. Capital     AIM V.I.      AIM V.I.  Dent    Diversified   AIM V.I. Global
                                                    Development    Core Equity (a)   Demographics       Income         Utilities
                                                 ----------------  ---------------  ---------------  -------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $             --  $         7,850  $          --    $     140,098  $        16,573
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (2,926)         (19,478)          (1,894)       (14,717)          (4,883)
                                                 ----------------  ---------------  ---------------  -------------  ---------------

       Net investment income (loss)                        (2,926)         (11,628)          (1,894)       125,381           11,690
                                                 ----------------  ---------------  ---------------  -------------  ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                    13,848          265,551           29,056        250,988           45,777
    Cost of investments sold                               16,581          336,835           37,679        269,815           81,794
                                                 ----------------  ---------------  ---------------  -------------  ---------------

       Realized gains (losses) on fund shares              (2,733)         (71,284)          (8,623)       (18,827)         (36,017)

Realized gain distributions                                    --               --               --             --               --
                                                 ----------------  ---------------  ---------------  -------------  ---------------

       Net realized gains (losses)                         (2,733)         (71,284)          (8,623)       (18,827)         (36,017)

Change in unrealized gains (losses)                       (81,722)        (309,145)         (69,659)       (77,855)        (150,570)
                                                 ----------------  ---------------  ---------------  -------------  ---------------
       Net realized and unrealized gains
            (losses) on investments                       (84,455)        (380,429)         (78,282)       (96,682)        (186,587)
                                                 ----------------  ---------------  ---------------  -------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                              $        (87,381) $      (392,057) $       (80,176) $      28,699  $      (174,897)
                                                 ================  ===============  ===============  =============  ===============

(a) Previously known as AIM V.I. Growth and Income

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------------------------------
                                                    AIM V.I.                                           AIM V.I.         AIM V.I.
                                                   Government        AIM V.I.         AIM V.I.      International     Mid Cap Core
                                                   Securities         Growth         High Yield       Growth (b)       Equity (c)
                                                 --------------   --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $       70,687   $           --   $           --   $        2,294   $           --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                          (24,324)         (13,497)          (5,566)          (3,722)          (1,689)
                                                 --------------   --------------   --------------   --------------   --------------
       Net investment income (loss)                      46,363          (13,497)          (5,566)          (1,428)          (1,689)
                                                 --------------   --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                 271,167          171,567           51,989           75,962           26,038
    Cost of investments sold                            265,603          313,843           63,837          110,588           28,565
                                                 --------------   --------------   --------------   --------------   --------------
       Realized gains (losses) on fund shares             5,564         (142,276)         (11,848)         (34,626)          (2,527)

Realized gain distributions                                  --               --               --               --               --
                                                 --------------   --------------   --------------   --------------   --------------
       Net realized gains (losses)                        5,564         (142,276)         (11,848)         (34,626)          (2,527)

Change in unrealized gains (losses)                     172,521         (430,312)         (24,075)         (37,131)         (21,925)
                                                 --------------   --------------   --------------   --------------   --------------
       Net realized and unrealized gains
            (losses) on investments                     178,085         (572,588)         (35,923)         (71,757)         (24,452)
                                                 --------------   --------------   --------------   --------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                              $      224,448   $     (586,085)  $      (41,489)  $      (73,185)  $      (26,141)
                                                 ==============   ==============   ==============   ==============   ==============

(b) Previously known as AIM V.I. International Equity

(c) Previously known as AIM V.I. Mid Cap Equity

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                                         ------------------------------------------------------
                                                                                                  AIM V.I.
                                                          AIM V.I. Money     AIM V.I. New         Premier
                                                              Market           Technology         Equity (d)
                                                         ----------------   ----------------   ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                $         67,882   $             --   $          9,833
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                                    (53,330)            (1,101)           (25,989)
                                                         ----------------   ----------------   ----------------

       Net investment income (loss)                                14,552             (1,101)           (16,156)
                                                         ----------------   ----------------   ----------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                         2,270,345             10,617            349,853
    Cost of investments sold                                    2,270,345             24,889            504,512
                                                         ----------------   ----------------   ----------------
       Realized gains (losses) on fund shares                          --            (14,272)          (154,659)

Realized gain distributions                                            --                 --                 --
                                                         ----------------   ----------------   ----------------
       Net realized gains (losses)                                     --            (14,272)          (154,659)

Change in unrealized gains (losses)                                    --            (62,041)          (950,210)
                                                         ----------------   ----------------   ----------------
       Net realized and unrealized gains
            (losses) on investments                                    --            (76,313)        (1,104,869)
                                                         ----------------   ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                      $         14,552   $        (77,414)  $     (1,121,025)
                                                         ================   ================   ================

(d) Previously known as AIM V.I. Value

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                             AIM V.I. Aggressive Growth        AIM V.I. Balanced            AIM V.I. Basic Value
                                             --------------------------   ---------------------------   ---------------------------

                                                 2002          2001           2002           2001           2002         2001 (e)
                                             ------------  ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $     (8,264) $     (7,941)  $     66,375   $     59,176   $     (3,855)  $        (63)
Net realized gains (losses)                       (51,755)      (36,227)       (87,009)       (70,167)        (5,428)           232
Change in unrealized gains (losses)              (194,526)     (198,662)      (672,355)      (233,855)       (83,504)         6,760
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
    from operations                              (254,545)     (242,830)      (692,989)      (244,846)       (92,787)         6,929
                                             ------------  ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --            --             --             --             --             --
Benefit payments                                  (13,159)      (11,896)      (106,532)       (28,894)            --             --
Payments on termination                            (4,279)      (13,623)       (60,959)       (54,743)       (32,767)            --
Policy administration charges                     (12,160)       (6,598)       (44,751)       (16,143)        (6,332)          (140)
Transfers among the sub-accounts
    and with the Fixed Account - net              176,594       675,288      1,204,907      2,573,159        813,446         92,314
                                             ------------  ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
    from capital transactions                     146,996       643,171        992,665      2,473,379        774,347         92,174
                                             ------------  ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                (107,549)      400,341        299,676      2,228,533        681,560         99,103

NET ASSETS AT BEGINNING OF PERIOD                 961,789       561,448      3,284,326      1,055,793         99,103             --
                                             ------------  ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $    854,240  $    961,789   $  3,584,002   $  3,284,326   $    780,663   $     99,103
                                             ============  ============   ============   ============   ============   ============

UNITS OUTSTANDING
    Units outstanding at beginning of period      134,623        57,582        393,219        110,957          8,837             --
      Units issued                                 55,119       115,722        241,335        419,840         96,189         10,409
      Units redeemed                              (33,730)      (38,681)      (112,263)      (137,578)       (14,807)        (1,572)
                                             ------------  ------------   ------------   ------------   ------------   ------------
    Units outstanding at end of period            156,012       134,623        522,291        393,219         90,219          8,837
                                             ============  ============   ============   ============   ============   ============

(e) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                              -------------------------------------------------------------------------------------

                                                AIM V.I.  Blue Chip     AIM V.I. Capital Appreciation  AIM V.I. Capital Development
                                              ------------------------  -----------------------------  ----------------------------

                                                 2002         2001          2002           2001             2002           2001
                                              -----------  -----------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                  $   (13,277) $    (7,535) $     (15,468)  $     (12,245) $      (2,926) $      (2,222)
Net realized gains (losses)                       (60,701)     (56,839)       (73,565)         51,259         (2,733)        (6,014)
Change in unrealized gains (losses)              (396,667)    (103,830)      (419,395)       (376,553)       (81,722)        (9,252)
                                              -----------  -----------  -------------   -------------  -------------  -------------
Increase (decrease) in net assets
    from operations                              (470,645)    (168,204)      (508,428)       (337,539)       (87,381)       (17,488)
                                              -----------  -----------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --           --             --              --             --             --
Benefit payments                                  (25,498)     (28,277)       (65,798)        (12,109)            --             --
Payments on termination                           (35,531)           4        (38,823)        (47,761)        (4,007)       (20,054)
Policy administration charges                     (20,035)      (6,053)       (22,711)        (10,138)        (4,260)        (1,802)
Transfers among the sub-accounts
    and with the Fixed Account - net              617,791    1,085,840        610,187       1,019,377        115,927        202,157
                                              -----------  -----------  -------------   -------------  -------------  -------------
Increase (decrease) in net assets
    from capital transactions                     536,727    1,051,514        482,855         949,369        107,660        180,301
                                              -----------  -----------  -------------   -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                  66,082      883,310        (25,573)        611,830         20,279        162,813

NET ASSETS AT BEGINNING OF PERIOD               1,366,267      482,957      1,656,635       1,044,805        284,652        121,839
                                              -----------  -----------  -------------   -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                   $ 1,432,349  $ 1,366,267  $   1,631,062   $   1,656,635  $     304,931  $     284,652
                                              ===========  ===========  =============   =============  =============  =============

UNITS OUTSTANDING
    Units outstanding at beginning of period      200,564       54,422        154,408          74,038         29,668         11,567
      Units issued                                174,944      190,594         78,164         116,191         13,133         28,250
      Units redeemed                              (88,170)     (44,452)       (29,779)        (35,821)        (2,023)       (10,149)
                                              -----------  -----------  -------------   -------------  -------------  -------------
    Units outstanding at end of period            287,338      200,564        202,793         154,408         40,778         29,668
                                              ===========  ===========  =============   =============  =============  =============

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                              AIM V.I. Core Equity (a)     AIM V.I. Dent Demographics   AIM V.I. Diversified Income
                                             ---------------------------   ---------------------------  ---------------------------

                                                 2002           2001           2002           2001          2002           2001
                                             ------------   ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $    (11,628)  $    (13,420)  $     (1,894)  $       (868) $    125,381   $     90,053
Net realized gains (losses)                       (71,284)       (94,803)        (8,623)        (4,519)      (18,827)        (6,806)
Change in unrealized gains (losses)              (309,145)      (294,022)       (69,659)       (14,072)      (77,855)       (64,734)
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in net assets
    from operations                              (392,057)      (402,245)       (80,176)       (19,459)       28,699         18,513
                                             ------------   ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --             --             --             --            --             --
Benefit payments                                  (77,756)       (11,913)        (9,173)            --       (31,101)            --
Payments on termination                           (16,384)       (28,702)       (10,419)            --       (37,762)       (10,535)
Policy administration charges                     (28,410)       (11,826)        (2,931)          (711)      (21,680)        (6,940)
Transfers among the sub-accounts
    and with the Fixed Account - net              536,974      1,455,828        165,692        169,281       386,516        865,924
                                             ------------   ------------   ------------   ------------  ------------   ------------
Increase (decrease) in net assets
    from capital transactions                     414,424      1,403,387        143,169        168,570       295,973        848,449
                                             ------------   ------------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                  22,367      1,001,142         62,993        149,111       324,672        866,962

NET ASSETS AT BEGINNING OF PERIOD               2,108,698      1,107,556        169,194         20,083     1,461,504        594,542
                                             ------------   ------------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                  $  2,131,065   $  2,108,698   $    232,187   $    169,194  $  1,786,176   $  1,461,504
                                             ============   ============   ============   ============  ============   ============

UNITS OUTSTANDING
    Units outstanding at beginning of period      194,756         78,224         31,602          2,531       141,017         58,891
      Units issued                                 80,736        160,987         40,051         33,078        73,383        113,961
      Units redeemed                              (40,229)       (44,455)        (7,109)        (4,007)      (44,407)       (31,835)
                                             ------------   ------------   ------------   ------------  ------------   ------------
    Units outstanding at end of period            235,263        194,756         64,544         31,602       169,993        141,017
                                             ============   ============   ============   ============  ============   ============

(a) Previously known as AIM V.I.  Growth and Income

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                             -------------------------------------------------------------------------------------

                                             AIM V.I. Global Utilities   AIM V.I. Government Securities        AIM V.I. Growth
                                             -------------------------   ------------------------------   ------------------------

                                                 2002         2001            2002             2001           2002        2001
                                             ------------  -----------   -------------    -------------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $     11,690  $     3,885   $      46,363    $      40,670   $   (13,497) $   (10,750)
Net realized gains (losses)                       (36,017)      44,686           5,564            8,499      (142,276)     (94,261)
Change in unrealized gains (losses)              (150,570)    (250,388)        172,521          (11,484)     (430,312)    (563,315)
                                             ------------  -----------   -------------    -------------   -----------  -----------
Increase (decrease) in net assets
    from operations                              (174,897)    (201,817)        224,448           37,685      (586,085)    (668,326)
                                             ------------  -----------   -------------    -------------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                               --           --              --               --            --           --
Benefit payments                                  (10,642)          --         (64,578)              --       (24,284)     (11,282)
Payments on termination                            (6,689)      (3,660)        (63,306)         (53,275)      (14,371)     (39,460)
Policy administration charges                      (7,265)      (4,411)        (38,131)          (6,340)      (20,068)     (12,378)
Transfers among the sub-accounts
    and with the Fixed Account - net               31,988      468,439       2,063,239        1,607,704       129,344    1,027,583
                                             ------------  -----------   -------------    -------------   -----------  -----------
Increase (decrease) in net assets
    from capital transactions                       7,392      460,368       1,897,224        1,548,089        70,621      964,463
                                             ------------  -----------   -------------    -------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                (167,505)     258,551       2,121,672        1,585,774      (515,464)     296,137

NET ASSETS AT BEGINNING OF PERIOD                 640,510      381,959       1,774,974          189,200     1,791,858    1,495,721
                                             ------------  -----------   -------------    -------------   -----------  -----------

NET ASSETS AT END OF PERIOD                  $    473,005  $   640,510   $   3,896,646    $   1,774,974   $ 1,276,394  $ 1,791,858
                                             ============  ===========   =============    =============   ===========  ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       56,965       24,262         145,476           16,353       195,221      106,768
      Units issued                                  7,311       41,680         207,645          162,849        38,111      122,204
      Units redeemed                               (7,273)      (8,977)        (59,077)         (33,726)      (30,051)     (33,751)
                                             ------------  -----------   -------------    -------------   -----------  -----------
    Units outstanding at end of period             57,003       56,965         294,044          145,476       203,281      195,221
                                             ============  ===========   =============    =============   ===========  ===========

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------
                                                                                  AIM V.I.                        AIM V.I.
                                               AIM V.I. High Yield         International Growth (b)       Mid Cap Core Equity (c)
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002         2001 (e)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (5,566)  $     62,596   $     (1,428)  $     (2,281)  $     (1,689)  $        (11)
Net realized gains (losses)                      (11,848)        (8,830)       (34,626)        (8,722)        (2,527)             4
Change in unrealized gains (losses)              (24,075)       (76,899)       (37,131)      (104,639)       (21,925)         3,224
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (41,489)       (23,133)       (73,185)      (115,642)       (26,141)         3,217
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --             --             --             --             --             --
Benefit payments                                 (12,671)            --        (31,591)            --             --             --
Payments on termination                           (4,100)       (25,938)       (12,618)       (37,475)       (15,213)            --
Policy administration charges                     (8,358)        (2,372)        (5,345)        (3,129)        (2,765)           (62)
Transfers among the sub-accounts
   and with the Fixed Account - net              210,339        522,845         31,682        224,189        288,972         51,558
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from capital transactions                     185,210        494,535        (17,872)       183,585        270,994         51,496
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                143,721        471,402        (91,057)        67,943        244,853         54,713

NET ASSETS AT BEGINNING OF PERIOD                541,719         70,317        438,639        370,696         54,713             --
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $    685,440   $    541,719   $    347,582   $    438,639   $    299,566   $     54,713
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       72,351          8,842         45,692         29,261          4,811             --
     Units issued                                 38,215         78,925          8,733         23,771         32,943          4,817
     Units redeemed                              (12,465)       (15,416)       (11,100)        (7,340)        (7,854)            (6)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period             98,101         72,351         43,325         45,692         29,900          4,811
                                            ============   ============   ============   ============   ============   ============

(b)  Previously known as AIM V.I. International Equity

(c)  Previously known as AIM V.I. Mid Cap Equity

(e)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                               AIM V.I.  Money Market       AIM V.I.  New Technology    AIM V.I.  Premier Equity (d)
                                             ---------------------------   --------------------------   ---------------------------

                                                 2002           2001           2002          2001           2002           2001
                                             ------------   ------------   ------------  ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $     14,552   $     77,321   $     (1,101) $      2,291   $    (16,156)  $    (21,070)
Net realized gains (losses)                            --             --        (14,272)       63,813       (154,659)        30,278
Change in unrealized gains (losses)                    --             --        (62,041)      (79,489)      (950,210)      (393,169)
                                             ------------   ------------   ------------  ------------   ------------   ------------
Increase (decrease) in net assets
    from operations                                14,552         77,321        (77,414)      (13,385)    (1,121,025)      (383,961)
                                             ------------   ------------   ------------  ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                        9,415,681     18,296,117             --            --             --             --
Benefit payments                                  (51,123)       (59,963)        (1,697)           --       (108,367)            --
Payments on termination                          (187,864)       (31,950)        (2,321)         (136)       (43,921)       (70,792)
Policy administration charges                     (86,949)       (29,147)        (1,651)         (434)       (38,586)       (21,642)
Transfers among the sub-accounts
    and with the Fixed Account - net           (7,865,058)   (14,417,437)        51,479       150,856        389,044      1,527,341
                                             ------------   ------------   ------------  ------------   ------------   ------------
Increase (decrease) in net assets
    from capital transactions                   1,224,687      3,757,620         45,810       150,286        198,170      1,434,907
                                             ------------   ------------   ------------  ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               1,239,239      3,834,941        (31,604)      136,901       (922,855)     1,050,946

NET ASSETS AT BEGINNING OF PERIOD               5,169,784      1,334,843        145,802         8,901      3,353,330      2,302,384
                                             ------------   ------------   ------------  ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $  6,409,023   $  5,169,784   $    114,198  $    145,802   $  2,430,475   $  3,353,330
                                             ============   ============   ============  ============   ============   ============

UNITS OUTSTANDING
    Units outstanding at beginning of period      441,290        117,006         13,800           439        272,702        162,238
      Units issued                              1,581,199      2,291,242          7,568        16,724         64,609        146,049
      Units redeemed                           (1,476,937)    (1,966,958)        (1,490)       (3,363)       (51,336)       (35,585)
                                             ------------   ------------   ------------  ------------   ------------   ------------
    Units outstanding at end of period            545,552        441,290         19,878        13,800        285,975        272,702
                                             ============   ============   ============  ============   ============   ============

(d) Previously known as AIM V.I.  Value

See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Glenbrook Life AIM Variable Life Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Glenbrook Life issues the AIM Lifetime Plussm Variable Life policy, a modified single premium variable life insurance policy, the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. Absent any policy provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (collectively the "Funds"):

       AIM V.I. Aggressive Growth                 AIM V.I. Government Securities
       AIM V.I. Balanced                          AIM V.I. Growth
       AIM V.I. Basic Value                       AIM V.I. High Yield
       AIM V.I. Blue Chip                         AIM V.I. International Growth (Previously known as
       AIM V.I. Capital Appreciation                    AIM V.I. International Equity)
       AIM V.I. Capital Development               AIM V.I. Mid Cap Core Equity (Previously known
       AIM V.I. Core Equity (Previously known           as AIM V.I. Mid Cap Equity)
            as AIM V.I. Growth and Income)        AIM V.I. Money Market
       AIM V.I. Dent Demographics                 AIM V.I. New Technology
       AIM V.I. Diversified Income                AIM V.I. Premier Equity (Previously known as
       AIM V.I. Global Utilities                        AIM V.I. Value)

      Glenbrook Life provides insurance and administrative services to the policyholders for a fee.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

--------------------------------------------------------------------------------


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .90% per annum of the daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the policy and certain expenses of the policy. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policy.

      POLICY ADMINISTRATION CHARGES -

      - MONTHLY DEDUCTIONS - Glenbrook Life charges each policyholder monthly for cost of insurance, tax expense and administrative expense. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and Account value. Tax expense is charged at an annual rate equal to .40% of the Account value for the first ten policy years. Glenbrook Life deducts a monthly administrative fee of .25% of the Account value. These deductions are recognized as redemption of units.

      - ANNUAL MAINTENANCE FEE - Glenbrook Life deducts an annual maintenance fee of $35 on each policy anniversary. This charge will be waived on policies with aggregate premiums that exceed $50,000. The annual maintenance fee is recognized as redemption of units.

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS

      The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                      Purchases
                                                                    ------------
      Investments in the AIM Variable Insurance Funds Sub-Accounts:
           AIM V.I.  Aggressive Growth                              $    239,479
           AIM V.I.  Balanced                                          1,533,466
           AIM V.I.  Basic Value                                         856,780
           AIM V.I.  Blue Chip                                           711,038
           AIM V.I.  Capital Appreciation                                633,617
           AIM V.I.  Capital Development                                 118,583
           AIM V.I.  Core Equity (a)                                     668,347
           AIM V.I.  Dent Demographics                                   170,331
           AIM V.I.  Diversified Income                                  672,341
           AIM V.I.  Global Utilities                                     64,860
           AIM V.I.  Government Securities                             2,214,754
           AIM V.I.  Growth                                              228,691
           AIM V.I.  High Yield                                          231,633
           AIM V.I.  International Growth (b)                             56,663
           AIM V.I.  Mid Cap Core Equity (c)                             295,343
           AIM V.I.  Money Market                                      3,509,584
           AIM V.I.  New Technology                                       55,326
           AIM V.I.  Premier Equity (d)                                  531,866
                                                                    ------------
                                                                    $ 12,792,702
                                                                    ============

(a)  Previously known as AIM V.I. Growth and Income

(b)  Previously known as AIM V.I. International Equity

(c)  Previously known as AIM V.I. Mid Cap Equity

(d)  Previously known as AIM V.I. Value

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS

      The accumulation unit value, the investment income ratio, the expense ratio assessed by Glenbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk charges which are assessed as a percentage of daily net assets.


      ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

       ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to policyholder accounts through the redemption of units.

      *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is calculated using unrounded accumulation unit values.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                                At December 31,          For the year ended December 31,
                                                                --------------   ------------------------------------------------

                                                                 Accumulation     Investment         Expense           Total
                                                                  Unit Value     Income Ratio*       Ratio**          Return***
                                                                --------------   --------------   --------------   --------------
    Investments in the AIM Variable Insurance Funds
       Sub-Accounts:
          AIM V.I.  Aggressive Growth
            2002                                                   $      5.48         0.00 %          0.90 %          -23.36 %
            2001                                                          7.14         0.00            0.90            -26.73
          AIM V.I.  Balanced
            2002                                                          6.86         2.85            0.90            -17.84
            2001                                                          8.35         2.73            0.90            -12.22
          AIM V.I.  Basic Value
            2002                                                          8.65         0.00            0.90            -22.84
            2001 (e)                                                     11.21         0.24            0.90             12.15
          AIM V.I.  Blue Chip
            2002                                                          4.98         0.00            0.90            -26.82
            2001                                                          6.81         0.02            0.90            -23.24
          AIM V.I.  Capital Appreciation
            2002                                                          8.04         0.00            0.90            -25.03
            2001                                                         10.73         0.00            0.90            -23.97

(e)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                              At December 31,              For the year ended December 31,
                                                            -------------------   --------------------------------------------------

                                                               Accumulation        Investment           Expense           Total
                                                                Unit Value         Income Ratio*        Ratio**          Return***
                                                            -------------------   ---------------   ---------------   --------------
    Investments in the AIM Variable Insurance Funds
       Sub-Accounts (continued):
          AIM V.I. Capital Development
            2002                                                   $     7.48          0.00 %            0.90 %          -22.06 %
            2001                                                         9.59          0.00              0.90             -8.91
          AIM V.I. Core Equity (a)
            2002                                                         9.06          0.37              0.90            -16.34
            2001                                                        10.83          0.06              0.90            -23.53
          AIM V.I. Dent Demographics
            2002                                                         3.60          0.00              0.90            -32.81
            2001                                                         5.35          0.00              0.90            -32.53
          AIM V.I. Diversified Income
            2002                                                        10.51          8.63              0.90              1.38
            2001                                                        10.36          9.62              0.90              2.66
          AIM V.I. Global Utilities
            2002                                                         8.30          2.98              0.90            -26.20
            2001                                                        11.24          1.80              0.90            -28.58
          AIM V.I. Government Securities
            2002                                                        13.25          2.49              0.90              8.61
            2001                                                        12.20          4.95              0.90              5.45
          AIM V.I. Growth
            2002                                                         6.28          0.00              0.90            -31.59
            2001                                                         9.18          0.25              0.90            -34.48
          AIM V.I. High Yield
            2002                                                         6.99          0.00              0.90             -6.68
            2001                                                         7.49         21.43              0.90             -5.85
          AIM V.I. International Growth (b)
            2002                                                         8.02          0.58              0.90            -16.43
            2001                                                         9.60          0.37              0.90            -24.22
          AIM V.I. Mid Cap Core Equity (c)
            2002                                                        10.02          0.00              0.90            -11.90
            2001 (e)                                                    11.37          0.30              0.90             13.72
          AIM V.I. Money Market
            2002                                                        11.75          1.19              0.90              0.28
            2001                                                        11.72          3.31              0.90              2.69

(a)  Previously known as AIM V.I. Growth and Income

(b)  Previously known as AIM V.I. International Equity

(c)  Previously known as AIM V.I. Mid Cap Equity

(e)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                At December 31,            For the year ended December 31,
                                                              -----------------   --------------------------------------------------

                                                                 Accumulation       Investment          Expense           Total
                                                                  Unit Value       Income Ratio*        Ratio**          Return***
                                                              -----------------   ---------------   ---------------   --------------
    Investments in the AIM Variable Insurance Funds
       Sub-Accounts (continued):
          AIM V.I.  New Technology
            2002                                                 $       5.75            0.00 %            0.90 %          -45.62 %
            2001                                                        10.57            3.67              0.90            -47.94
          AIM V.I.  Premier Equity (d)
            2002                                                         8.50            0.34              0.90            -30.88
            2001                                                        12.30            0.16              0.90            -13.35


(d)  Previously known as AIM V.I. Value

                                     PART C

                                OTHER INFORMATION

Item 27. EXHIBITS

(a) Form of resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life AIM Variable Life Separate Account A. Previously Filed in Form S-6 Registration Statement (File No. 333-25045) dated April 11, 1997)

(b)      Not applicable.

(c)(i) Form of Principal Underwriting Agreement (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)

(ii) Form of Selling Agreement (Incorporated herein by reference in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)

(d) Specimen Contract. (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)


(e) Form of Application for the Contract (Previously filed in Form S-6 Registration Statement (File No. 333-25045) dated April 11, 1997.)

(f) (i) Amended and Restated Articles of Incorporation and Article of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.)


         (ii) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.)


(g) Not applicable.

(h) Form of Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 033-62203) dated April 22, 1996.

(i) Administrative Contracts (not applicable)

(j) Other Material Contracts (not applicable)

(k) Opinion and Consent of Counsel as to legality of securities to be issued by Glenbrook Life and Annuity Company.

         (i) Illinois (Previously filed in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)

         (ii) Arizona (Previously filed in Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated April 30, 1999.)

          (iii) Arizona (New Sub-Accounts) (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-25045) dated September 28, 2001.


(l) Actuarial Opinion and Consent. filed herewith

(m) Calculation of Hypothetical Illustration values filed herewith.

(n) Other Consents
                  (i) Consent of Foley & Lardner filed herewith
                 (ii) Independent Auditor's Consent. filed herewith.

(o) Omitted financial statements (not applicable)

(p) Initial Capital Arrangements (not applicable)

(q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference in Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-25045) dated July 25, 1997.)


(r) (i) Powers of Attorney for Michael J. Velotta and Samuel H. Pilch. (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-25045) dated May 1, 2000.)

         (ii) Powers of Attorney for Margaret Dyer, Marla Friedman, John C. Lounds, J. Kevin McCarthy (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-25045) dated April 16, 2001.)

         (iii) Power of Attorney for Steven E. Shebik. (Incorporated herein by reference to Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-25045) dated September 28, 2001.)

         (iv) Power of Attorney for Casey J. Sylla filed herewith.


Item 28.

DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                                 POSITION AND OFFICE WITH
BUSINESS ADDRESS                                   DEPOSITOR OF THE ACCOUNT

Margaret G. Dyer                                     Director
Marla G. Friedman                                    Director and Vice President
John C. Lounds                                       Director
J. Kevin McCarthy                                    Director
Steven E. Shebik                                     Director, Vice President and Chief Financial Officer
Casey J. Sylla                                       Director, President and Chief Executive Officer
Michael J. Velotta                                   Director, Vice President, General Counsel and Secretary
Eric A. Simonson                                     Senior Vice President and Chief Investment Officer
Samuel H. Pilch                                      Group Vice President and Controller
Karen C. Gardner                                     Vice President
John R. Hunter                                       Vice President
Kevin R. Slawin                                      Vice President
J. Eric Smith                                        Vice President
James P. Zils                                        Treasurer
Joanne M. Derrig                                     Assistant Vice President and Chief Privacy Officer
Barry S. Paul                                        Assistant Vice President and Assistant Treasurer
Robert L. Park                                       Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                                       Assistant Vice President, Assistant General Counsel and Assistant
                                                     Secretary
Lisa J. Flanary                                      Assistant Vice President
Timothy N. Vander Pas                                Assistant Vice President
William F. Emmons                                    Assistant Secretary
Susan L. Lees                                        Assistant Secretary
Paul N. Kierig                                       Assistant Secretary
Mary J. McGinn                                       Assistant Secretary
Patricia W. Wilson                                   Assistant Treasurer
Errol Cramer                                         Appointed Actuary

The principal business address for the above officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 28th 2003 (File No. 1-11840).


Item 30.  INDEMNIFICATION

The By-Laws of Glenbrook Life and Annuity Company ("Depositor"), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Depositor. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. PRINCIPAL UNDERWRITERS

         (a) ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Contracts. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

ALFS serves as the principal underwriter of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS:


        Allstate Assurance Company Separate Account B
        Allstate Financial Advisors Separate Account I
        Allstate Life Insurance Company Separate Account A
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A
        Charter National Variable Annuity Account
        Charter National Variable Account Glenbrook Life and Annuity Company
                Separate Account A
        Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
        Glenbrook Life Discover Variable Account A
        Glenbrook Life Variable Life Separate Account A
        Glenbrook Life Multi-Manager Variable Account
        Glenbrook Life Scudder Variable Account A
        Glenbrook Life AIM Variable Separate Account A
        Intramerica Variable Annuity Account
        Lincoln Benefit Life Variable Annuity Account
        Lincoln Benefit Life Variable Account

The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name and                                        Position and Officer with
Principal Business Address                      Depositor of the Account

John R. Hunter                                  Director, President and Chief Executive Officer
Casey J. Sylla                                  Director
Michael J. Velotta                              Director and Secretary
Marion Goll                                     Vice President, Treasurer and Financial Operations Principal
Brent H. Hamann                                 Vice President
Andrea J. Schur                                 Vice President
Lisa A. Burnell                                 Assistant Vice President and Compliance Officer
Joanne M. Derrig                                Assistant Vice President and Chief Privacy Officer
Joseph P. Rath                                  Assistant Vice President, Assistant General Counsel and Assistant Secretary
William F. Emmons                               Assistant Secretary
Susan L. Lees                                   Assistant Secretary
Barry S. Paul                                   Assistant Treasurer
James P. Zils                                   Assistant Treasurer
Mary Claire Sheehy                              Chief Operations Officer


(c) Compensation of ALFS.

Glenbrook Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

Item 32.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Principal Underwriter, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 33. MANAGEMENT SERVICES

None

Item 34. REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold under the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this regulation statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Northfield, State of Illinois, on the 22nd day of April, 2003.

               Glenbrook Life AIM Variable Life Separate Account A
                                  (Registrant)

                     By: Glenbrook Life and Annuity Company
                                   (Depositor)

                            By: /s/Michael J. Velotta
                            --------------------------
                           Michael J. Velotta
                           Vice President, Secretary and
                                 General Counsel


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 1st day of April, 2003.


*/MARLA G. FRIEDMAN                                     Director and Vice President
--------------------------------
Marla G. Friedman

*/MARGARET G. DYER
 ---------------------------                            Director
Margaret G. Dyer

*/JOHN C. LOUNDS                                        Director
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                                     Director
---------------------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                                       Controller and Group Vice President
----------------------------------                      (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                                      Director, Vice President and Chief Financial Officer
----------------------------------                      (Principal Financial Officer)
Steven E. Shebik

CASEY J. SYLLA                                          Director, President and Chief Executive Officer
 -------------------------                              (Principal Executive Officer)
Casey J. Sylla

/s/ MICHAEL J. VELOTTA                                  Director, Vice President, General Counsel and
---------------------------                             Secretary
Michael J. Velotta


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.



                                  EXHIBIT INDEX

Exhibit Number              Description

(l)     Actuarial opinion and consent.
(m)     Calculation of Hypothetical Illustration values.
(n)(i)  Consent of Foley & Lardner
(n)(ii) Independent Auditor's Consent
(r)(iv) Power of Attorney for Casey J. Sylla